UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2025

Date of reporting period:	3/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Balanced Fund
Class A:
PIBAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$49	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%
MF185E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	A
NASDAQ	PIBAX
CUSIP	74437E883
MF185E2A

PGIM Balanced Fund
Class C:
PABCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$89	1.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%
MF185E2C

WHAT ARE SOME CHARACTERISTICS
OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	C
NASDAQ	PABCX
CUSIP	74437E867
MF185E2C

PGIM Balanced Fund
Class R:
PALRX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$72	1.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%
MF185E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R
NASDAQ	PALRX
CUSIP	74437E636
MF185E2R

PGIM Balanced Fund
Class Z:
PABFX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$39	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%
MF185E2Z

WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	Z
NASDAQ	PABFX
CUSIP	74437E859
MF185E2Z

PGIM Balanced Fund
Class R6:
PIBQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$32	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 969,878,130
Number of fund holdings	1,835
Portfolio turnover rate for the period	47%
MF185E2R6

WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.2%
Banks	7.3%
Commercial Mortgage-Backed Securities	6.1%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.3%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.2%
Technology Hardware, Storage & Peripherals	3.6%
U.S. Treasury Obligations	3.5%
Pharmaceuticals	3.2%
Interactive Media & Services	3.1%
Collateralized Loan Obligations	2.8%
Financial Services	2.3%
Insurance	2.1%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Residential Mortgage-Backed Securities	1.7%
Capital Markets	1.6%
Automobiles	1.6%
Hotels, Restaurants & Leisure	1.4%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Affiliated Exchange-Traded Fund - Fixed Income	1.1%
Entertainment	1.0%
Consumer Staples Distribution & Retail	1.0%
IT Services	0.9%
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Machinery	0.9%
Industry Classification	% of Net Assets
Pipelines	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Electrical Equipment	0.8%
Communications Equipment	0.8%
Oil & Gas	0.8%
Life Sciences Tools & Services	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.7%
Sovereign Bonds	0.7%
Healthcare-Services	0.7%
Metals & Mining	0.7%
Beverages	0.7%
Tobacco	0.6%
Media	0.6%
Industrial Conglomerates	0.6%
Multi-Utilities	0.6%
Specialized REITs	0.6%
Electric Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R6
NASDAQ	PIBQX
CUSIP	74437E461
MF185E2R6

PGIM Jennison Focused Value Fund
Class A:
PJIAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”)
for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%
MF172E2A

WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	A
NASDAQ	PJIAX
CUSIP	74437E503
MF172E2A

PGIM Jennison Focused Value Fund
Class C:
PJGCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”)
for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$117	2.37%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%
MF172E2C

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	C
NASDAQ	PJGCX
CUSIP	74437E701
MF172E2C

PGIM Jennison Focused Value Fund
Class R:
PJORX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”)
for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$76	1.53%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%
MF172E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R
NASDAQ	PJORX
CUSIP	74437E644
MF172E2R

PGIM Jennison Focused Value Fund
Class Z:
PJGZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”)
for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%
MF172E2Z

WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	Z
NASDAQ	PJGZX
CUSIP	74437E800
MF172E2Z

PGIM Jennison Focused Value Fund
Class R6:
PJOQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 262,046,999
Number of fund holdings	36
Portfolio turnover rate for the period	21%
MF172E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	8.4%
Aerospace & Defense	7.3%
Software	7.2%
Insurance	6.2%
Capital Markets	5.2%
Biotechnology	4.8%
Multi-Utilities	4.8%
Consumer Staples Distribution & Retail	4.5%
Ground Transportation	3.3%
Chemicals	3.1%
Interactive Media & Services	3.0%
Industry Classification	% of Net Assets
Industrial Conglomerates	2.9%
Residential REITs	2.8%
Automobiles	2.7%
Household Durables	2.3%
Semiconductors & Semiconductor Equipment	2.3%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Health Care Providers & Services	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.1%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R6
NASDAQ	PJOQX
CUSIP	74437E552
MF172E2R6

PGIM Jennison Growth Fund
Class A:
PJFAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$47	0.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	A
NASDAQ	PJFAX
CUSIP	74437E107
MF168E2A

PGIM Jennison Growth Fund
Class C:
PJFCX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$82	1.68%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	C
NASDAQ	PJFCX
CUSIP	74437E305
MF168E2C

PGIM Jennison Growth Fund
Class R:
PJGRX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$59	1.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R
NASDAQ	PJGRX
CUSIP	74437E651
MF168E2R

PGIM Jennison Growth Fund
Class Z:
PJFZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$34	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	Z
NASDAQ	PJFZX
CUSIP	74437E404
MF168E2Z

PGIM Jennison Growth Fund
Class R2:
PJFOX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$54	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/20
25?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R2
NASDAQ	PJFOX
CUSIP	74437E420
MF168E2R2

PGIM Jennison Growth Fund
Class R4:
PJFPX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$41	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R4
NASDAQ	PJFPX
CUSIP	74437E412
MF168E2R4

PGIM Jennison Growth Fund
Class R6:
PJFQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$28	0.57%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 7,716,003,884
Number of fund holdings	57
Portfolio turnover rate for the period	17%
MF168E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5%
Software	13.0%
Interactive Media & Services	9.8%
Broadline Retail	9.3%
Entertainment	7.4%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	5.5%
Pharmaceuticals	4.7%
Consumer Staples Distribution & Retail	4.3%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.2%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.6%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.4%
Industry Classification	% of Net Assets
Capital Markets	2.2%
Automobiles	2.1%
Biotechnology	1.9%
Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4%
Insurance	1.1%
IT Services	0.7%
Electric Utilities	0.7%
Media	0.6%
Others*	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
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and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R6
NASDAQ	PJFQX
CUSIP	74437E479
MF168E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Balanced Fund	1
Notes to Financial Statements	94

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

AFFILIATED EXCHANGE-TRADED FUND 1.1%
PGIM AAA CLO ETF	203,465	$10,439,789

(cost $10,436,281)(wa)

COMMON STOCKS 57.7%

Aerospace & Defense 1.3%

AAR Corp.*	2,700	151,173
Archer Aviation, Inc. (Class A Stock)*	9,500	67,545
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	123,804	391,118
Bharat Electronics Ltd. (India)	142,714	499,206
General Dynamics Corp.	1,000	272,580
General Electric Co.	12,100	2,421,815
Hindustan Aeronautics Ltd. (India)	11,800	573,364
Howmet Aerospace, Inc.	1,400	181,622
Kongsberg Gruppen ASA (Norway)	5,781	847,582
Leonardo DRS, Inc.	400	13,152
Leonardo SpA (Italy)	11,858	577,471
Lockheed Martin Corp.	3,100	1,384,801
Moog, Inc. (Class A Stock)	700	121,345
Northrop Grumman Corp.	6,200	3,174,462
Rheinmetall AG (Germany)	244	349,145
Rocket Lab USA, Inc.*(a)	6,400	114,432
Rolls-Royce Holdings PLC (United Kingdom)*	118,094	1,147,799
RTX Corp.	1,100	145,706
Singapore Technologies Engineering Ltd. (Singapore)	5,200	26,115
V2X, Inc.*	4,400	215,820

		12,676,253

Air Freight & Logistics 0.3%

FedEx Corp.	10,550	2,571,879
United Parcel Service, Inc. (Class B Stock)	4,600	505,954

		3,077,833

Automobile Components 0.2%

Adient PLC*	7,700	99,022
Cie Generale des Etablissements Michelin SCA (France)	20,577	723,211
Dana, Inc.	3,500	46,655
Dorman Products, Inc.*	200	24,108
Hyundai Mobis Co. Ltd. (South Korea)	3,566	634,586
NHK Spring Co. Ltd. (Japan)	2,300	24,895

See Notes to Financial Statements.

PGIM Balanced Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Automobile Components (cont’d.)

Niterra Co. Ltd. (Japan)	3,300	$100,668
Sumitomo Electric Industries Ltd. (Japan)	6,100	101,808

		1,754,953

Automobiles 1.1%

BYD Co. Ltd. (China) (Class H Stock)	8,500	430,411
Geely Automobile Holdings Ltd. (China)	183,000	392,829
General Motors Co.	63,300	2,976,999
Kia Corp. (South Korea)	9,440	597,067
Maruti Suzuki India Ltd. (India)	2,608	350,349
Seres Group Co. Ltd. (China) (Class A Stock)	10,100	175,866
Suzuki Motor Corp. (Japan)	56,300	691,089
Tesla, Inc.*	14,750	3,822,610
Toyota Motor Corp. (Japan)	41,070	726,007
Winnebago Industries, Inc.	5,200	179,192

		10,342,419

Banks 3.8%

ABN AMRO Bank NV (Netherlands), 144A, CVA	2,775	58,473
AIB Group PLC (Ireland)	16,700	107,869
Ameris Bancorp	4,300	247,551
Associated Banc-Corp.	10,900	245,577
Axos Financial, Inc.*	2,200	141,944
Banc of California, Inc.	900	12,771
Banco Bilbao Vizcaya Argentaria SA (Spain)	74,448	1,016,035
Banco do Brasil SA (Brazil)	139,200	688,383
Banco Santander SA (Spain)	82,775	557,648
Bank Hapoalim BM (Israel)	4,400	59,669
Bank Leumi Le-Israel BM (Israel)	31,396	422,797
Bank of America Corp.	14,625	610,301
Bank of Marin Bancorp	6,100	134,627
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	61,200	83,066
Bank Polska Kasa Opieki SA (Poland)	8,672	396,446
BankUnited, Inc.	6,900	237,636
Barclays PLC (United Kingdom)	165,472	622,180
BAWAG Group AG (Austria), 144A	1,330	137,208
Berkshire Hills Bancorp, Inc.	6,600	172,194
BNK Financial Group, Inc. (South Korea)	9,850	69,091
BNP Paribas SA (France)	6,433	537,666
BOC Hong Kong Holdings Ltd. (China)	33,000	133,614
BPER Banca SpA (Italy)	43,476	341,273
CaixaBank SA (Spain)	2,970	23,136
Canadian Imperial Bank of Commerce (Canada)	12,800	720,031

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

China Construction Bank Corp. (China) (Class H Stock)	209,000	$185,208
Citigroup, Inc.	26,500	1,881,235
Civista Bancshares, Inc.	1,350	26,379
ConnectOne Bancorp, Inc.	3,300	80,223
Credit Agricole SA (France)	32,194	586,158
Customers Bancorp, Inc.*	2,300	115,460
DBS Group Holdings Ltd. (Singapore)	1,300	44,644
Dime Community Bancshares, Inc.	7,000	195,160
DNB Bank ASA (Norway)	11,772	309,753
Dubai Islamic Bank PJSC (United Arab Emirates)	31,100	60,534
Emirates NBD Bank PJSC (United Arab Emirates)	94,947	522,170
Erste Group Bank AG (Austria)	6,661	460,749
Eurobank Ergasias Services & Holdings SA (Greece)	26,600	71,455
First BanCorp. (Puerto Rico)	4,600	88,182
First Commonwealth Financial Corp.	4,800	74,592
First Financial Bancorp	7,700	192,346
First Foundation, Inc.	5,800	30,102
Flushing Financial Corp.	6,700	85,090
Fulton Financial Corp.	4,600	83,214
Hana Financial Group, Inc. (South Korea)	13,636	556,763
Hang Seng Bank Ltd. (Hong Kong)	3,200	43,580
Hanmi Financial Corp.	600	13,596
HSBC Holdings PLC (United Kingdom)	131,804	1,494,194
Independent Bank Corp.	3,700	231,805
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	477,000	340,378
ING Groep NV (Netherlands)	38,286	750,073
Intesa Sanpaolo SpA (Italy)	223,244	1,150,526
JB Financial Group Co. Ltd. (South Korea)	7,800	92,799
JPMorgan Chase & Co.	22,774	5,586,462
KB Financial Group, Inc. (South Korea)	13,114	710,828
Lion Finance Group PLC (Georgia)	6,479	458,119
Lloyds Banking Group PLC (United Kingdom)	166,160	155,844
M&T Bank Corp.	800	143,000
Metropolitan Bank Holding Corp.*	2,300	128,777
Mid Penn Bancorp, Inc.	700	18,137
Midland States Bancorp, Inc.	5,900	101,008
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,000	40,901
MVB Financial Corp.	3,100	53,692
NatWest Group PLC (United Kingdom)	153,574	906,761
Nordea Bank Abp (Finland)	15,407	197,062
Pacific Premier Bancorp, Inc.	10,400	221,728
Pathward Financial, Inc.	1,200	87,540
Peapack-Gladstone Financial Corp.	5,400	153,360

See Notes to Financial Statements.

PGIM Balanced Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	36,430	$711,314
Primis Financial Corp.	8,930	87,246
Riyad Bank (Saudi Arabia)	28,415	249,167
Royal Bank of Canada (Canada)	1,500	168,966
Santander Bank Polska SA (Poland)	627	90,286
Saudi Awwal Bank (Saudi Arabia)	6,350	63,432
Sberbank of Russia PJSC (Russia)^	202,510	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	19,200	27,550
Shinhan Financial Group Co. Ltd. (South Korea)	20,217	647,002
SouthState Corp.	1,000	92,820
Standard Chartered PLC (United Kingdom)	36,880	547,276
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,400	241,717
Truist Financial Corp.	63,400	2,608,910
U.S. Bancorp	57,300	2,419,206
UniCredit SpA (Italy)	462	25,933
United Community Banks, Inc.	1,800	50,634
Valley National Bancorp	28,600	254,254
Wells Fargo & Co.	23,300	1,672,707
Woori Financial Group, Inc. (South Korea)	15,175	171,367

		36,636,560

Beverages 0.6%

Boston Beer Co., Inc. (The) (Class A Stock)*(a)	3,600	859,824
Coca-Cola Co. (The)	63,325	4,535,336
Keurig Dr. Pepper, Inc.	7,600	260,072
National Beverage Corp.	2,700	112,158
Primo Brands Corp.	1,000	35,490

		5,802,880

Biotechnology 1.1%

AbbVie, Inc.	13,530	2,834,806
ACADIA Pharmaceuticals, Inc.*	7,500	124,575
ADMA Biologics, Inc.*	8,400	166,656
Agios Pharmaceuticals, Inc.*	3,800	111,340
Akero Therapeutics, Inc.*	3,400	137,632
Alkermes PLC*	5,100	168,402
Amgen, Inc.	9,500	2,959,725
Amicus Therapeutics, Inc.*	14,050	114,648
Ardelyx, Inc.*	13,700	67,267
Aurinia Pharmaceuticals, Inc. (Canada)*	4,200	33,768
Avidity Biosciences, Inc.*	4,600	135,792
BioCryst Pharmaceuticals, Inc.*	11,100	83,250

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Biogen, Inc.*	3,200	$437,888
Blueprint Medicines Corp.*	1,500	132,765
Bridgebio Pharma, Inc.*	600	20,742
CareDx, Inc.*	4,600	81,650
Catalyst Pharmaceuticals, Inc.*	5,400	130,950
Cytokinetics, Inc.*	500	20,095
Gilead Sciences, Inc.	10,000	1,120,500
Halozyme Therapeutics, Inc.*	3,400	216,954
Insmed, Inc.*	1,900	144,951
Kiniksa Pharmaceuticals International PLC*	1,300	28,873
Krystal Biotech, Inc.*	100	18,030
Madrigal Pharmaceuticals, Inc.*	110	36,435
MiMedx Group, Inc.*	12,200	92,720
Natera, Inc.*	1,500	212,115
Precigen, Inc.*	9,600	14,304
PTC Therapeutics, Inc.*	2,900	147,784
Relay Therapeutics, Inc.*	16,400	42,968
Revolution Medicines, Inc.*	1,100	38,896
Sutro Biopharma, Inc.*	38,000	24,723
TG Therapeutics, Inc.*	800	31,544
Travere Therapeutics, Inc.*	3,400	60,928
Twist Bioscience Corp.*	3,100	121,706
Vanda Pharmaceuticals, Inc.*	15,677	71,957
Vaxcyte, Inc.*	1,100	41,536
Vir Biotechnology, Inc.*	15,100	97,848
Zymeworks, Inc.*	2,000	23,820

		10,350,543

Broadline Retail 1.9%

Alibaba Group Holding Ltd. (China)	23,700	392,140
Amazon.com, Inc.*	88,590	16,855,134
JD.com, Inc. (China) (Class A Stock)	28,800	592,460
Next PLC (United Kingdom)	2,044	294,490

		18,134,224

Building Products 0.3%

Cie de Saint-Gobain SA (France)	8,785	875,134
Griffon Corp.	1,100	78,650
Masterbrand, Inc.*	5,300	69,218
Resideo Technologies, Inc.*	132,900	2,352,330

		3,375,332

See Notes to Financial Statements.

PGIM Balanced Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 1.6%

3i Group PLC (United Kingdom)	20,660	$971,446
Amundi SA (France), 144A	1,151	90,176
Bank of New York Mellon Corp. (The)	20,150	1,689,980
BGC Group, Inc. (Class A Stock)	22,600	207,242
Deutsche Bank AG (Germany)	39,546	942,665
IGM Financial, Inc. (Canada)	3,800	116,874
Intercontinental Exchange, Inc.	8,200	1,414,500
Janus Henderson Group PLC	57,200	2,067,780
Moelis & Co. (Class A Stock)	1,600	93,376
Morgan Stanley	9,600	1,120,032
MSCI, Inc.	2,000	1,131,000
Nasdaq, Inc.	2,700	204,822
Nomura Holdings, Inc. (Japan)	112,800	695,065
Piper Sandler Cos.	900	222,894
Plus500 Ltd. (Israel)	2,800	99,396
S&P Global, Inc.	7,300	3,709,130
Samsung Securities Co. Ltd. (South Korea)	3,594	111,278
StepStone Group, Inc. (Class A Stock)	2,200	114,906
StoneX Group, Inc.*	1,200	91,656
UBS Group AG (Switzerland)	13,922	427,609
Victory Capital Holdings, Inc. (Class A Stock)	2,100	121,527
Virtus Investment Partners, Inc.	540	93,074

		15,736,428

Chemicals 0.5%

AdvanSix, Inc.	6,350	143,827
Avient Corp.	1,700	63,172
Cabot Corp.	1,300	108,082
Chugoku Marine Paints Ltd. (Japan)	3,400	48,353
DuPont de Nemours, Inc.	14,500	1,082,860
Ecolab, Inc.	9,900	2,509,848
Ecovyst, Inc.*	26,000	161,200
FMC Corp.	3,400	143,446
Givaudan SA (Switzerland)	6	25,816
Kemira OYJ (Finland)	5,100	110,932
Nippon Paint Holdings Co. Ltd. (Japan)	39,300	295,126
Valhi, Inc.	1,750	28,437
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	59,500	187,259

		4,908,358

Commercial Services & Supplies 0.1%

ABM Industries, Inc.	5,000	236,800
ACCO Brands Corp.	23,800	99,722

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Brambles Ltd. (Australia)	14,140	$178,634
Deluxe Corp.	11,650	184,186
Interface, Inc.	10,600	210,304
Pitney Bowes, Inc.	22,500	203,625
Quad/Graphics, Inc.	4,000	21,800

		1,135,071

Communications Equipment 0.8%

Arista Networks, Inc.*	28,700	2,223,676
Cisco Systems, Inc.	72,900	4,498,659
CommScope Holding Co., Inc.*	16,500	87,615
NetScout Systems, Inc.*	9,900	207,999
Nokia OYJ (Finland)	149,136	785,469
Viavi Solutions, Inc.*	20,000	223,800

		8,027,218

Construction & Engineering 0.2%

ACS Actividades de Construccion y Servicios SA (Spain)	8,210	469,885
COMSYS Holdings Corp. (Japan)	5,600	119,134
Fluor Corp.*	7,400	265,068
Granite Construction, Inc.	1,200	90,480
Hazama Ando Corp. (Japan)	6,600	60,304
Koninklijke BAM Groep NV (Netherlands)	15,400	86,232
Matrix Service Co.*	4,700	58,421
Obayashi Corp. (Japan)	4,400	58,698
Primoris Services Corp.	3,500	200,935
Sterling Infrastructure, Inc.*	1,700	192,457
Tokyu Construction Co. Ltd. (Japan)	10,400	55,651

		1,657,265

Construction Materials 0.3%

Buzzi SpA (Italy)	1,380	66,405
CRH PLC	13,200	1,161,204
Heidelberg Materials AG (Germany)	4,969	856,544
Holcim AG*	1,143	123,002
Knife River Corp.*	3,000	270,630

		2,477,785

Consumer Finance 0.2%

Bread Financial Holdings, Inc.	3,600	180,288
Enova International, Inc.*	2,700	260,712

See Notes to Financial Statements.

PGIM Balanced Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)

Green Dot Corp. (Class A Stock)*	23,000	$194,120
PROG Holdings, Inc.	1,100	29,260
Synchrony Financial	29,000	1,535,260

		2,199,640

Consumer Staples Distribution & Retail 1.0%

Coles Group Ltd. (Australia)	20,166	246,847
Costco Wholesale Corp.	2,225	2,104,361
Dollar Tree, Inc.*	5,900	442,913
George Weston Ltd. (Canada)	1,400	238,673
Koninklijke Ahold Delhaize NV (Netherlands)	22,971	858,083
Loblaw Cos. Ltd. (Canada)	4,400	616,590
Metro, Inc. (Canada)	2,500	173,847
Sprouts Farmers Market, Inc.*	900	137,376
Sysco Corp.	2,800	210,112
Target Corp.(a)	23,700	2,473,332
Tesco PLC (United Kingdom)	172,001	739,997
United Natural Foods, Inc.*	6,300	172,557
Walmart, Inc.	16,025	1,406,835

		9,821,523

Containers & Packaging 0.0%

Crown Holdings, Inc.	1,600	142,816
O-I Glass, Inc.*	11,650	133,625

		276,441

Diversified Consumer Services 0.1%

Adtalem Global Education, Inc.*	2,600	261,664
Frontdoor, Inc.*	5,900	226,678
Graham Holdings Co. (Class B Stock)	60	57,652
Laureate Education, Inc. (Class A Stock)*	4,600	94,070
Perdoceo Education Corp.	3,600	90,648

		730,712

Diversified REITs 0.0%

Charter Hall Group (Australia)	5,550	56,540

Diversified Telecommunication Services 0.7%

AT&T, Inc.	34,000	961,520
Deutsche Telekom AG (Germany)	34,016	1,255,870
Koninklijke KPN NV (Netherlands)	144,291	611,168

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)

Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	10,300	$65,199
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	10,650	66,137
Ooredoo QPSC (Qatar)	134,810	436,901
Orange SA (France)	59,695	773,298
Saudi Telecom Co. (Saudi Arabia)	43,735	528,747
Verizon Communications, Inc.	45,690	2,072,498

		6,771,338

Electric Utilities 0.5%

American Electric Power Co., Inc.	7,700	841,379
Centrais Eletricas Brasileiras SA (Brazil)	5,400	38,543
Constellation Energy Corp.	2,400	483,912
CPFL Energia SA (Brazil)	18,900	125,493
Enel Americas SA (Chile)	616,325	59,975
Enel Chile SA (Chile)	837,954	55,102
Enel SpA (Italy)	6,930	56,218
Fortum OYJ (Finland)	1,911	31,294
Inter RAO UES PJSC (Russia)^	4,433,000	5
Kansai Electric Power Co., Inc. (The) (Japan)	27,400	325,184
NRG Energy, Inc.	22,100	2,109,666
OGE Energy Corp.	2,800	128,688
Otter Tail Corp.	2,000	160,740
Portland General Electric Co.	6,200	276,520

		4,692,719

Electrical Equipment 0.8%

ABB Ltd. (Switzerland)	12,720	656,326
Acuity, Inc.(a)	7,900	2,080,465
AMETEK, Inc.	1,400	240,996
Bloom Energy Corp. (Class A Stock)*	1,400	27,524
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	6,000	209,608
Eaton Corp. PLC	2,700	733,941
Emerson Electric Co.	18,900	2,072,196
EnerSys	2,950	270,161
Fujikura Ltd. (Japan)	600	22,221
HD Hyundai Electric Co. Ltd. (South Korea)	324	66,122
Mabuchi Motor Co. Ltd. (Japan)	4,000	61,270
NEXTracker, Inc. (Class A Stock)*	2,100	88,494
Schneider Electric SE	1,248	288,095
Sensata Technologies Holding PLC	36,400	883,428

See Notes to Financial Statements.

PGIM Balanced Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Siemens Energy AG (Germany)*	4,368	$258,944
WEG SA (Brazil)	16,200	128,545

		8,088,336

Electronic Equipment, Instruments & Components 0.3%
Badger Meter, Inc.	380	72,295
Belden, Inc.	2,350	235,587
Benchmark Electronics, Inc.	400	15,212
Celestica, Inc. (Canada)*	4,500	354,984
Corning, Inc.	5,800	265,524
Hon Hai Precision Industry Co. Ltd. (Taiwan)	134,000	604,446
Methode Electronics, Inc.	11,100	70,818
Mycronic AB (Sweden)	843	35,396
Plexus Corp.*	600	76,878
Sanmina Corp.*	3,300	251,394
TTM Technologies, Inc.*	6,000	123,060
Vishay Precision Group, Inc.*	600	14,454
Zebra Technologies Corp. (Class A Stock)*	2,200	621,632

		2,741,680

Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)	30,472	97,949
DMC Global, Inc.*	8,800	74,096
Helix Energy Solutions Group, Inc.*	14,700	122,157
Modec, Inc. (Japan)	2,200	61,073
Oil States International, Inc.*	36,900	190,035
Transocean Ltd.*	25,300	80,201

		625,511

Entertainment 0.9%
Anycolor, Inc. (Japan)	2,600	56,208
Cinemark Holdings, Inc.	5,900	146,851
Konami Group Corp. (Japan)	3,000	354,247
MIXI, Inc. (Japan)	2,600	57,614
NetEase, Inc. (China)	3,100	63,682
Netflix, Inc.*	4,050	3,776,746
Sea Ltd. (Singapore), ADR*	5,800	756,842
Spotify Technology SA*	500	275,015
Walt Disney Co. (The)	36,300	3,582,810

		9,070,015

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.3%

Berkshire Hathaway, Inc. (Class B Stock)*	11,049	$5,884,477
Cannae Holdings, Inc.	8,100	148,473
Compass Diversified Holdings, MLP	1,100	20,537
Enact Holdings, Inc.	5,600	194,600
EXOR NV (Netherlands)	625	56,758
Fidelity National Information Services, Inc.	8,900	664,652
Helia Group Ltd. (Australia)	158,018	397,529
Jackson Financial, Inc. (Class A Stock)	1,000	83,780
Mastercard, Inc. (Class A Stock)	11,075	6,070,429
NCR Atleos Corp.*	1,500	39,570
Paragon Banking Group PLC (United Kingdom)	8,225	78,251
PayPal Holdings, Inc.*	34,200	2,231,550
Priority Technology Holdings, Inc.*	4,800	32,712
Remitly Global, Inc.*	11,300	235,040
Visa, Inc. (Class A Stock)	18,005	6,310,032

		22,448,390

Food Products 0.5%

Conagra Brands, Inc.	21,600	576,072
Daesang Corp. (South Korea)	2,755	43,265
First Pacific Co. Ltd. (Indonesia)	308,000	186,644
Hain Celestial Group, Inc. (The)*	27,700	114,955
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	45,759
Inghams Group Ltd. (Australia)	17,850	35,087
Ingredion, Inc.	15,100	2,041,671
JBS SA	82,700	596,361
Nestle SA	4,601	464,962
Orion Corp. (South Korea)	1,124	90,267
WH Group Ltd. (Hong Kong), 144A	70,000	64,274
Wilmar International Ltd. (China)	64,200	159,193

		4,418,510

Gas Utilities 0.1%

National Fuel Gas Co.	7,300	578,087
New Jersey Resources Corp.	5,200	255,112
Southwest Gas Holdings, Inc.	3,500	251,300

		1,084,499

Ground Transportation 0.5%

ArcBest Corp.	600	42,348
Central Japan Railway Co. (Japan)	6,300	120,167
Covenant Logistics Group, Inc.	1,100	24,420

See Notes to Financial Statements.

PGIM Balanced Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

CSX Corp.	52,400	$1,542,132
Ryder System, Inc.	1,000	143,810
Union Pacific Corp.	11,100	2,622,264

		4,495,141

Health Care Equipment & Supplies 1.2%

Abbott Laboratories	16,745	2,221,224
Alphatec Holdings, Inc.*	7,700	78,078
Avanos Medical, Inc.*	9,050	129,687
Axogen, Inc.*	1,300	24,050
Bioventus, Inc. (Class A Stock)*	1,600	14,640
Boston Scientific Corp.*	7,400	746,512
CONMED Corp.	600	36,234
DENTSPLY SIRONA, Inc.	23,500	351,090
Dexcom, Inc.*	28,600	1,953,094
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,808	53,589
ICU Medical, Inc.*	1,100	152,746
Inogen, Inc.*	13,700	97,681
Intuitive Surgical, Inc.*	1,400	693,378
Japan Lifeline Co. Ltd. (Japan)	9,600	98,078
LivaNova PLC*	4,800	188,544
Medtronic PLC	30,100	2,704,786
Omnicell, Inc.*	900	31,464
STERIS PLC	2,600	589,290
Stryker Corp.	2,900	1,079,525
Varex Imaging Corp.*	9,000	104,400

		11,348,090

Health Care Providers & Services 0.9%

Alignment Healthcare, Inc.*	1,400	26,068
Ardent Health Partners, Inc.*	10,900	149,875
Centene Corp.*	43,900	2,665,169
CorVel Corp.*	1,490	166,835
Extendicare, Inc. (Canada)	19,800	177,492
GeneDx Holdings Corp.*	2,000	177,130
Guardant Health, Inc.*	6,800	289,680
Humana, Inc.	1,800	476,280
Labcorp Holdings, Inc.	500	116,370
Life Healthcare Group Holdings Ltd. (South Africa)	60,050	45,295
McKesson Corp.	1,000	672,990
Medipal Holdings Corp. (Japan)	23,200	361,980
MLP Saglik Hizmetleri A/S (Turkey), 144A*	9,392	78,458
Odontoprev SA (Brazil)	42,100	76,875

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Option Care Health, Inc.*	8,200	$286,590
Pediatrix Medical Group, Inc.*	13,250	191,993
Progyny, Inc.*	6,500	145,210
Tenet Healthcare Corp.*	3,300	443,850
UnitedHealth Group, Inc.	4,160	2,178,800

		8,726,940

Health Care REITs 0.0%

CareTrust REIT, Inc.	8,700	248,646
Diversified Healthcare Trust	62,250	149,400

		398,046

Hotel & Resort REITs 0.0%

Service Properties Trust	13,600	35,496

Hotels, Restaurants & Leisure 1.3%

Aristocrat Leisure Ltd. (Australia)	16,674	674,348
Bloomin’ Brands, Inc.	186,100	1,334,337
Booking Holdings, Inc.	730	3,363,044
Brinker International, Inc.*	2,200	327,910
Darden Restaurants, Inc.	11,000	2,285,360
Food & Life Cos. Ltd. (Japan)	2,900	86,689
Global Business Travel Group, Inc.*	6,000	43,560
Hilton Grand Vacations, Inc.*	3,500	130,935
Indian Hotels Co. Ltd. (The) (India)	13,695	125,493
Kangwon Land, Inc. (South Korea)*	2,616	29,750
Life Time Group Holdings, Inc.*	9,700	292,940
Lindblad Expeditions Holdings, Inc.*	1,300	12,051
Marriott Vacations Worldwide Corp.	10,200	655,248
Meituan (China) (Class B Stock), 144A*	49,700	1,000,087
Starbucks Corp.	13,500	1,324,215
Yum! Brands, Inc.	9,100	1,431,976

		13,117,943

Household Durables 0.2%

Cavco Industries, Inc.*	110	57,159
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	30,000	187,649
KB Home	3,100	180,172
M/I Homes, Inc.*	1,500	171,270
Meritage Homes Corp.	1,080	76,551

See Notes to Financial Statements.

PGIM Balanced Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)
Sony Group Corp. (Japan)	51,000	$1,290,453
Taylor Morrison Home Corp.*	4,500	270,180

		2,233,434

Household Products 0.4%
Colgate-Palmolive Co.	16,525	1,548,392
Energizer Holdings, Inc.	4,600	137,632
Essity AB (Sweden) (Class B Stock)	26,172	743,579
Henkel AG & Co. KGaA (Germany)	448	32,277
Procter & Gamble Co. (The)(a)	6,704	1,142,496
Reckitt Benckiser Group PLC (United Kingdom)	1,944	131,454

		3,735,830

Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development Co. Ltd. (Japan)	16,200	273,812

Industrial Conglomerates 0.6%
3M Co.	25,250	3,708,215
Hitachi Ltd. (Japan)	10,700	251,230
Honeywell International, Inc.	3,800	804,650
Siemens AG (Germany)	5,006	1,156,117
Smiths Group PLC (United Kingdom)	7,125	178,787

		6,098,999

Industrial REITs 0.3%
LXP Industrial Trust	5,800	50,170
Prologis, Inc.	26,400	2,951,256

		3,001,426

Insurance 1.9%
AIA Group Ltd. (Hong Kong)	105,800	800,893
Allianz SE (Germany)	434	166,096
Allstate Corp. (The)	12,300	2,546,961
AXA SA (France)	13,891	593,504
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	22,400	70,571
CNO Financial Group, Inc.	1,400	58,310
First American Financial Corp.	7,700	505,351
Fubon Financial Holding Co. Ltd. (Taiwan)	37,050	96,340
Genworth Financial, Inc. (Class A Stock)*	41,400	293,526
Great-West Lifeco, Inc. (Canada)	20,400	799,244

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Hippo Holdings, Inc.*	7,600	$194,256
iA Financial Corp., Inc. (Canada)	2,500	237,414
Kemper Corp.	7,200	481,320
Manulife Financial Corp. (Canada)	28,100	875,580
Marsh & McLennan Cos., Inc.	4,100	1,000,523
MetLife, Inc.	18,800	1,509,452
MS&AD Insurance Group Holdings, Inc. (Japan)	25,200	548,046
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	137,000	817,746
Power Corp. of Canada (Canada)	21,000	742,490
Powszechny Zaklad Ubezpieczen SA (Poland)	4,525	65,743
Progressive Corp. (The)	12,700	3,594,227
QBE Insurance Group Ltd. (Australia)	42,114	581,896
Skyward Specialty Insurance Group, Inc.*	4,400	232,848
Talanx AG (Germany)	936	98,445
Tokio Marine Holdings, Inc. (Japan)	6,900	268,429
Travelers Cos., Inc. (The)	3,400	899,164
United Fire Group, Inc.	1,500	44,190

		18,122,565

Interactive Media & Services 3.1%
Alphabet, Inc. (Class A Stock)	57,000	8,814,480
Alphabet, Inc. (Class C Stock)	47,440	7,411,551
Cargurus, Inc.*	600	17,478
Diamond Sports Group, LLC*	5,129	92,966
EverQuote, Inc. (Class A Stock)*	2,300	60,237
Meta Platforms, Inc. (Class A Stock)	20,169	11,624,605
NAVER Corp. (South Korea)	3,504	457,916
Tencent Holdings Ltd. (China)	23,100	1,475,996
Ziff Davis, Inc.*	1,600	60,128

		30,015,357

IT Services 0.9%
Accenture PLC (Ireland) (Class A Stock)	400	124,816
ASGN, Inc.*	3,600	226,872
CGI, Inc. (Canada)	5,800	579,012
Cognizant Technology Solutions Corp. (Class A Stock)	33,800	2,585,700
DXC Technology Co.*	8,800	150,040
Elm Co. (Saudi Arabia)	216	55,750
HCL Technologies Ltd. (India)	22,272	412,596
Infosys Ltd. (India)	32,398	593,647
International Business Machines Corp.(a)	3,294	819,086
Shopify, Inc. (Canada) (Class A Stock)*	10,400	989,375

See Notes to Financial Statements.

PGIM Balanced Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	12,800	$1,870,848
Wipro Ltd. (India)	155,981	475,749
Wix.com Ltd. (Israel)*	500	81,690

		8,965,181

Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,100	137,545

Life Sciences Tools & Services 0.8%
Adaptive Biotechnologies Corp.*	24,200	179,806
Danaher Corp.	16,200	3,321,000
Divi’s Laboratories Ltd. (India)	900	60,645
Illumina, Inc.*	2,300	182,482
Thermo Fisher Scientific, Inc.	7,358	3,661,341

		7,405,274

Machinery 0.9%
Alfa Laval AB (Sweden)	15,305	656,204
Allison Transmission Holdings, Inc.	14,100	1,348,947
Atlas Copco AB (Sweden) (Class B Stock)	6,717	94,455
Columbus McKinnon Corp.	10,300	174,379
Cummins India Ltd. (India)	4,697	166,726
Dover Corp.	5,100	895,968
Epiroc AB (Sweden) (Class B Stock)	1,729	30,453
ESCO Technologies, Inc.	1,600	254,592
Flowserve Corp.	26,800	1,308,912
GEA Group AG (Germany)	7,136	433,790
Glory Ltd. (Japan)	6,800	119,807
HD Hyundai Heavy Industries Co. Ltd. (South Korea)*	220	42,073
Hillenbrand, Inc.	8,600	207,604
Kone OYJ (Finland) (Class B Stock)	1,150	63,452
Konecranes OYJ (Finland)	6,342	405,874
Makita Corp. (Japan)	3,600	119,281
Manitowoc Co., Inc. (The)*	1,500	12,885
Meidensha Corp. (Japan)	1,000	29,167
Mitsubishi Heavy Industries Ltd. (Japan)	26,300	451,666
Mueller Industries, Inc.	200	15,228
Mueller Water Products, Inc. (Class A Stock)	11,100	282,162
Rational AG (Germany)	168	139,970
Schindler Holding AG (Switzerland)	100	30,305
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	24,800	202,186
Shyft Group, Inc. (The)	3,900	31,551

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)
Tennant Co.	2,300	$183,425
Terex Corp.	5,900	222,902
Tsubakimoto Chain Co. (Japan)	4,700	58,256
Wartsila OYJ Abp (Finland)	18,016	321,468
Yutong Bus Co. Ltd. (China) (Class A Stock)	47,700	174,392

		8,478,080

Marine Transportation 0.1%
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	20,000	31,557
Kawasaki Kisen Kaisha Ltd. (Japan)	49,200	668,746
Matson, Inc.	1,200	153,804
Yang Ming Marine Transport Corp. (Taiwan)	34,000	76,915

		931,022

Media 0.2%
Comcast Corp. (Class A Stock)	22,800	841,320
Publicis Groupe SA (France)	6,605	623,173
Stagwell, Inc.*	9,600	58,080

		1,522,573

Metals & Mining 0.6%
Agnico Eagle Mines Ltd. (Canada)	7,100	769,230
ARE Holdings, Inc. (Japan)	9,200	121,950
BHP Group Ltd. (Australia)	15,246	369,916
Boliden AB (Sweden)	4,271	140,143
Carpenter Technology Corp.	300	54,354
Centerra Gold, Inc. (Canada)	8,700	55,197
Century Aluminum Co.*	2,800	51,968
Coeur Mining, Inc.*	4,600	27,232
Commercial Metals Co.	3,750	172,538
Dundee Precious Metals, Inc. (Canada)	4,600	60,990
Fortescue Ltd. (Australia)	45,303	438,489
Freeport-McMoRan, Inc.	3,200	121,152
Harmony Gold Mining Co. Ltd. (South Africa)	7,923	116,030
Hindalco Industries Ltd. (India)	80,616	639,700
Hudbay Minerals, Inc. (Canada)	7,700	58,377
Kinross Gold Corp. (Canada)	26,400	332,603
Materion Corp.	200	16,320
Metallus, Inc.*	5,800	77,488
Mitsui Mining & Smelting Co. Ltd. (Japan)	7,800	228,490
Northern Star Resources Ltd. (Australia)	18,692	215,802

See Notes to Financial Statements.

PGIM Balanced Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Olympic Steel, Inc.	1,200	$37,824
Polyus PJSC (Russia)*^	3,704	—
Radius Recycling, Inc.	3,050	88,084
Rio Tinto Ltd. (Australia)	1,610	116,821
Vale SA (Brazil)	51,200	510,704
Vedanta Ltd. (India)	123,970	668,040
West African Resources Ltd. (Australia)*	415,203	608,949
Western Mining Co. Ltd. (China) (Class A Stock)	52,200	122,747
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	40,200	96,311

		6,317,449

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Dynex Capital, Inc.	4,600	59,892
Granite Point Mortgage Trust, Inc.	12,200	31,720

		91,612

Multi-Utilities 0.6%
AGL Energy Ltd. (Australia)	7,375	48,680
Avista Corp.	4,400	184,228
Black Hills Corp.	4,450	269,892
Centrica PLC (United Kingdom)	276,321	535,027
CMS Energy Corp.	18,800	1,412,068
DTE Energy Co.	18,000	2,488,860
Engie SA (France)	45,827	892,977
Northwestern Energy Group, Inc.	700	40,509

		5,872,241

Office REITs 0.0%
COPT Defense Properties	500	13,635
Hudson Pacific Properties, Inc.	68,600	202,370
Paramount Group, Inc.	18,200	78,260

		294,265

Oil, Gas & Consumable Fuels 1.8%
BW LPG Ltd. (Singapore), 144A	22,795	248,084
California Resources Corp.	1,900	83,543
Cheniere Energy, Inc.	5,200	1,203,280
Chevron Corp.(a)	17,725	2,965,215
ConocoPhillips(a)	31,400	3,297,628
ENEOS Holdings, Inc. (Japan)	100,700	531,093
Excelerate Energy, Inc. (Class A Stock)	2,700	77,436

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Exxon Mobil Corp.	26,925	$3,202,190
Hafnia Ltd. (Singapore)	27,682	114,158
Idemitsu Kosan Co. Ltd. (Japan)	47,700	337,396
Indo Tambangraya Megah Tbk PT (Indonesia)	33,800	46,802
Kinetik Holdings, Inc.	4,300	223,342
LUKOIL PJSC (Russia)^	10,297	—
Murphy Oil Corp.	9,450	268,380
Oil & Natural Gas Corp. Ltd. (India)	85,477	245,646
PBF Energy, Inc. (Class A Stock)	5,200	99,268
Peabody Energy Corp.	16,350	221,543
Petroleo Brasileiro SA (Brazil)	16,600	119,152
Riley Exploration Permian, Inc.	2,000	58,340
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Secure Waste Infrastructure Corp. (Canada)	19,600	213,563
Shell PLC	19,143	696,811
SM Energy Co.	3,500	104,825
Suncor Energy, Inc. (Canada)	21,200	820,864
TotalEnergies SE (France)	4,698	302,706
United Tractors Tbk PT (Indonesia)	33,800	47,915
Valero Energy Corp.(a)	9,600	1,267,872
Williams Cos., Inc. (The)	3,600	215,136
World Kinect Corp.	1,949	55,274

		17,067,462

Paper & Forest Products 0.0%

Sylvamo Corp.	3,000	201,210

Passenger Airlines 0.4%

American Airlines Group, Inc.*	44,400	468,420
easyJet PLC (United Kingdom)	8,300	47,726
Eva Airways Corp. (Taiwan)	208,000	255,925
Pegasus Hava Tasimaciligi A/S (Turkey)*	46,000	312,155
Qantas Airways Ltd. (Australia)	54,173	308,848
SkyWest, Inc.*	2,360	206,193
Turk Hava Yollari AO (Turkey)*	18,200	149,058
United Airlines Holdings, Inc.*	29,700	2,050,785

		3,799,110

Pharmaceuticals 2.8%

Amneal Pharmaceuticals, Inc.*	29,900	250,562
AstraZeneca PLC (United Kingdom)	2,183	320,562
Axsome Therapeutics, Inc.*	1,800	209,934
Cipla Ltd. (India)	17,375	291,985

See Notes to Financial Statements.

PGIM Balanced Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	7,200	$59,905
Elanco Animal Health, Inc.*	139,500	1,464,750
Eli Lilly & Co.	9,150	7,557,077
GSK PLC	51,590	985,896
H. Lundbeck A/S (Denmark)	20,125	101,393
Harmony Biosciences Holdings, Inc.*	3,700	122,803
Hikma Pharmaceuticals PLC (Jordan)	7,617	192,421
Johnson & Johnson	15,319	2,540,503
Ligand Pharmaceuticals, Inc.*	300	31,542
Lupin Ltd. (India)	12,306	291,382
Merck & Co., Inc.(a)	43,925	3,942,708
Novartis AG	14,873	1,651,941
Novo Nordisk A/S (Denmark) (Class B Stock)	11,710	800,710
Orion OYJ (Finland) (Class B Stock)	3,185	189,179
Otsuka Holdings Co. Ltd. (Japan)	6,700	349,137
Pfizer, Inc.	48,900	1,239,126
Prestige Consumer Healthcare, Inc.*	1,010	86,830
Roche Holding AG	5,375	1,769,061
Sanofi SA	1,498	165,861
Shionogi & Co. Ltd. (Japan)	26,400	398,501
Sun Pharmaceutical Industries Ltd. (India)	36,150	732,570
Takeda Pharmaceutical Co. Ltd. (Japan)	23,300	690,584
Xeris Biopharma Holdings, Inc.*	29,400	161,406
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	20,660	161,399
Zoetis, Inc.	800	131,720
Zydus Lifesciences Ltd. (India)	10,925	113,001

		27,004,449

Professional Services 0.4%

Alight, Inc. (Class A Stock)	35,200	208,736
Automatic Data Processing, Inc.	7,300	2,230,369
Computershare Ltd. (Australia)	17,839	439,714
Conduent, Inc.*	64,441	173,991
ExlService Holdings, Inc.*	6,400	302,144
ICF International, Inc.	700	59,479
TechnoPro Holdings, Inc. (Japan)	6,300	139,514
TrueBlue, Inc.*	7,450	39,560
TTEC Holdings, Inc.	13,050	42,934
Wolters Kluwer NV (Netherlands)	4,043	629,480

		4,265,921

Real Estate Management & Development 0.4%

Aldar Properties PJSC (United Arab Emirates)	25,525	58,291

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)

Anywhere Real Estate, Inc.*	9,250	$30,802
Arabian Centres Co. (Saudi Arabia), 144A	4,697	25,736
Compass, Inc. (Class A Stock)*	34,300	299,439
Cushman & Wakefield PLC*	17,600	179,872
Daito Trust Construction Co. Ltd. (Japan)	5,900	603,713
DLF Ltd. (India)	23,520	185,913
Emaar Properties PJSC (United Arab Emirates)	249,827	904,756
Jones Lang LaSalle, Inc.*	7,100	1,760,161
Katitas Co. Ltd. (Japan)	4,100	54,317

		4,103,000

Residential REITs 0.0%

Elme Communities	7,500	130,500

Retail REITs 0.1%
InvenTrust Properties Corp.	4,700	138,039
Kite Realty Group Trust	2,500	55,925
Klepierre SA (France)	22,906	766,704
SITE Centers Corp.	900	11,556

		972,224

Semiconductors & Semiconductor Equipment 4.9%

Advantest Corp. (Japan)	14,200	632,986
Ambarella, Inc.*	1,000	50,330
Analog Devices, Inc.	14,100	2,843,547
ASM International NV (Netherlands)	689	313,973
ASML Holding NV (Netherlands)	907	600,229
Broadcom, Inc.	51,250	8,580,787
Lam Research Corp.	9,300	676,110
MediaTek, Inc. (Taiwan)	17,000	732,708
NVIDIA Corp.	222,300	24,092,874
Photronics, Inc.*	8,000	166,080
QUALCOMM, Inc.	24,600	3,778,806
Rambus, Inc.*	5,300	274,408
SCREEN Holdings Co. Ltd. (Japan)	1,500	97,862
Semtech Corp.*	5,100	175,440
SiTime Corp.*	120	18,344
SK Hynix, Inc. (South Korea)	5,512	734,783
Synaptics, Inc.*	3,500	223,020
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	129,000	3,633,026
Ultra Clean Holdings, Inc.*	6,600	141,306

		47,766,619

See Notes to Financial Statements.

PGIM Balanced Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software 4.3%

A10 Networks, Inc.	10,600	$173,204
ACI Worldwide, Inc.*	6,700	366,557
Adeia, Inc.	10,950	144,759
Autodesk, Inc.*	10,300	2,696,540
Blackbaud, Inc.*	200	12,410
Box, Inc. (Class A Stock)*	8,650	266,939
Commvault Systems, Inc.*	1,950	307,632
Five9, Inc.*	24,600	667,890
Fortinet, Inc.*	1,500	144,390
Freee KK (Japan)*	2,100	49,814
Intapp, Inc.*	4,800	280,224
Intuit, Inc.	3,400	2,087,566
Microsoft Corp.	66,416	24,931,902
Mitek Systems, Inc.*	15,100	124,575
Olo, Inc. (Class A Stock)*	18,600	112,344
Palo Alto Networks, Inc.*	3,300	563,112
Rapid7, Inc.*	2,900	76,879
Red Violet, Inc.	1,600	60,144
Salesforce, Inc.	13,900	3,730,204
SAP SE (Germany)	3,520	943,183
ServiceNow, Inc.*	150	119,421
Technology One Ltd. (Australia)	6,850	120,487
Tenable Holdings, Inc.*	1,200	41,976
Teradata Corp.*	37,200	836,256
Verint Systems, Inc.*	103,000	1,838,550
Xero Ltd. (New Zealand)*	3,205	313,268
Zoom Communications, Inc. (Class A Stock)*	7,200	531,144

		41,541,370

Specialized REITs 0.6%

Equinix, Inc.	3,100	2,527,585
Iron Mountain, Inc.	7,200	619,488
Outfront Media, Inc.	5,940	95,872
PotlatchDeltic Corp.	5,500	248,160
Public Storage	6,800	2,035,172
Safehold, Inc.	4,800	89,856

		5,616,133

Specialty Retail 0.9%

ABC-Mart, Inc. (Japan)	13,600	253,740
American Eagle Outfitters, Inc.	2,000	23,240
Bath & Body Works, Inc.	6,400	194,048
Bic Camera, Inc. (Japan)	5,400	56,594

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Foot Locker, Inc.*	11,000	$155,100
Genesco, Inc.*	1,300	27,599
Group 1 Automotive, Inc.	440	168,058
Home Depot, Inc. (The)	8,858	3,246,368
JB Hi-Fi Ltd. (Australia)	6,898	403,189
Lowe’s Cos., Inc.	8,975	2,093,239
Petco Health & Wellness Co., Inc.*	21,300	64,965
Pop Mart International Group Ltd. (China), 144A	39,200	792,261
Sally Beauty Holdings, Inc.*	4,300	38,829
Sanrio Co. Ltd. (Japan)	8,800	407,138
Trent Ltd. (India)	1,409	87,343
Urban Outfitters, Inc.*	4,900	256,760
Zalando SE (Germany), 144A*	6,362	220,668

		8,489,139

Technology Hardware, Storage & Peripherals 3.6%

Apple, Inc.	143,554	31,887,650
Asustek Computer, Inc. (Taiwan)	3,000	55,819
Diebold Nixdorf, Inc.*	3,600	157,392
Hewlett Packard Enterprise Co.	49,650	766,100
HP, Inc.	4,400	121,836
Logitech International SA (Switzerland)	7,799	660,850
Samsung Electronics Co. Ltd. (South Korea)	4,402	174,519
Xiaomi Corp. (China) (Class B Stock), 144A*	151,800	960,549

		34,784,715

Textiles, Apparel & Luxury Goods 0.1%

adidas AG (Germany)	3,195	753,574
Asics Corp. (Japan)	12,500	265,095
G-III Apparel Group Ltd.*	4,600	125,810
LVMH Moet Hennessy Louis Vuitton SE (France)	262	162,251
Page Industries Ltd. (India)	200	99,676
Wolverine World Wide, Inc.	3,200	44,512

		1,450,918

Tobacco 0.6%

Altria Group, Inc.(a)	59,000	3,541,180
British American Tobacco PLC (United Kingdom)	13,313	546,157
Godfrey Phillips India Ltd. (India)	564	44,427
Imperial Brands PLC (United Kingdom)	26,656	986,322
KT&G Corp. (South Korea)	1,060	72,909
Philip Morris International, Inc.	3,400	539,682

See Notes to Financial Statements.

PGIM Balanced Fund 23

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco (cont’d.)

Scandinavian Tobacco Group A/S (Denmark), 144A	16,662	$242,629
Universal Corp.	2,900	162,545

		6,135,851

Trading Companies & Distributors 0.3%

AerCap Holdings NV (Ireland)	1,700	173,689
Applied Industrial Technologies, Inc.	750	169,005
Beacon Roofing Supply, Inc.*	900	111,330
GMS, Inc.*	190	13,902
Herc Holdings, Inc.	1,900	255,113
MRC Global, Inc.*	18,000	206,640
WESCO International, Inc.	10,100	1,568,530

		2,498,209

Water Utilities 0.1%

American Water Works Co., Inc.	4,900	722,848
California Water Service Group	500	24,230

		747,078

Wireless Telecommunication Services 0.3%

Digicel International Finance Ltd. (Jamaica)*	11,557	75,120
Etihad Etisalat Co. (Saudi Arabia)	7,865	127,900
Freenet AG (Germany)	3,953	150,685
Intelsat Emergence SA (Luxembourg)*	4,226	156,100
Telephone & Data Systems, Inc.	6,900	267,306
T-Mobile US, Inc.	5,500	1,466,905
Turkcell Iletisim Hizmetleri A/S (Turkey)	176,400	445,178

		2,689,194

TOTAL COMMON STOCKS (cost $400,337,448)		560,000,399

PREFERRED STOCKS 0.2%

Banks 0.1%

Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	89,580
Itau Unibanco Holding SA (Brazil)(PRFC)	123,310	678,951

		768,531

See Notes to Financial Statements.

Description	Shares	Value

PREFERRED STOCKS (Continued)

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	$112,700

Household Products 0.0%

Henkel AG & Co. KGaA (Germany) (PRFC)	748	59,516

Metals & Mining 0.0%

Gerdau SA (Brazil) (PRFC)	64,400	183,276

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA (Brazil) (PRFC)	115,600	754,197

Technology Hardware, Storage & Peripherals 0.0%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	120,019

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	751	8,564

TOTAL PREFERRED STOCKS (cost $1,855,307)		2,006,803

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)	9,592	5,856

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 4.5%

Automobiles 0.6%

Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27	100	98,176
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	473,576
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	406,594
Series 2024-01A, Class A, 144A	5.360	06/20/30	400	408,249
Series 2024-01A, Class B, 144A	5.850	06/20/30	100	101,924
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	174,403

See Notes to Financial Statements.

PGIM Balanced Fund 25

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Ford Credit Auto Owner Trust, (cont’d.)
Series 2021-02, Class D, 144A	2.600%	05/15/34		300	$288,168
Series 2023-01, Class C, 144A	5.580	08/15/35		500	508,877
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		700	668,467
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		354	352,668
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	487,504
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,023,043
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	412,039
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		9	8,925
Series 2022-C, Class E, 144A	11.366	12/15/32		32	32,112

					5,444,725

Collateralized Loan Obligations 2.8%

Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.579(c)	04/30/31		338	337,219
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.384(c)	05/22/32	EUR	1,414	1,527,517
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,414	1,476,227
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.105(c)	10/20/37		2,000	1,993,079
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.125(c)	01/15/38		1,750	1,748,044
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146(c)	05/15/37	EUR	2,500	2,714,852
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.605(c)	04/20/31		339	338,641
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.744(c)	10/15/34		3,500	3,490,871

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655%(c)	07/20/34		4,000	$3,995,270
St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.504(c)	04/22/35	EUR	3,323	3,583,797
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.863(c)	07/20/37		2,000	2,005,001
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.435(c)	04/15/37	EUR	1,750	1,901,080
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	04/15/33		2,500	2,497,548

					27,609,146

Consumer Loans 0.4%

Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,005,214
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	7	4,842
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59		67	68,227
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		100	96,761
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	666,803
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	387,075
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	808,736
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	208,802
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	209,771
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		358	354,031

					3,810,262

Equipment 0.0%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40		50	50,174

See Notes to Financial Statements.

PGIM Balanced Fund 27

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.3%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377%(cc)	04/25/54	412	$415,785
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.044(c)	03/20/54	197	197,724
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	212	215,766
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	76	75,860
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	75	75,842
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	248	250,473
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	681	678,108
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	495,235
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	490	492,921

				2,897,714

Other 0.3%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.699(c)	10/16/28	600	599,997
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	667,423
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.935(c)	02/25/55	700	701,180
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	600	603,876
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.400(c)	03/17/42	700	699,998

				3,272,474

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	9	9,025
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	51	49,915
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	77	75,121
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	159	152,997

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340%	08/25/47	20	$19,932
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	218	208,735

				515,725

TOTAL ASSET-BACKED SECURITIES (cost $44,002,635)				43,600,220

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.0%

BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	970,911
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,594,413
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.583(cc)	02/15/50	40,575	389,707
BANK5,
Series 2024-05YR8, Class A3	5.884	08/15/57	1,800	1,874,731
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,322,199
Series 2020-C07, Class XB, IO	0.977(cc)	04/15/53	4,900	218,848
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,650,970
Series 2024-05C27, Class A3	6.014	07/15/57	800	833,082
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,358,966
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,651,678
Series 2019-B15, Class A2	2.914	12/15/72	371	362,353
Series 2020-B17, Class A4	2.042	03/15/53	650	570,049
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,435,053
Series 2024-V08, Class A3	6.189(cc)	07/15/57	1,400	1,467,079
BMO Mortgage Trust,
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,893,312
Series 2024-05C5, Class A3	5.857	02/15/57	800	825,657
Series 2025-05C9, Class A3	5.779	04/15/58	825	855,124
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	6.630(c)	11/15/38	857	853,816
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.010(c)	08/15/39	800	800,000
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.763(c)	04/15/40	570	569,644

See Notes to Financial Statements.

PGIM Balanced Fund 29

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.382%(c)	10/15/36	1,350	$1,334,813

CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.939(c)	09/15/38	750	751,401
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,096,785
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4	3.462	09/15/48	146	145,816
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,282,860
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,240,278
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	208,556
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	28,670
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,460,000
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	723	697,268
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	705	695,417
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.326(cc)	03/25/26	2,014	20,302
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	4.852(cc)	08/10/41	1,100	1,107,317
GS Mortgage Securities Trust,
Series 2021-GSA03, Class XB, IO	0.621(cc)	12/15/54	35,000	1,287,979
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	251,280
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.934(c)	09/15/29	270	258,873
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	418	417,268
Series 2015-C25, Class A4	3.372	10/15/48	569	565,492
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,235,968
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,182,308
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,259,147
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.609(c)	03/15/39	1,100	1,078,065
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	500	524,056

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388%	11/13/41	900	$906,867
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	283,702
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	631,633

UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,373,888
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,607,744
Series 2018-C09, Class A3	3.854	03/15/51	350	341,658
Series 2018-C14, Class A3	4.180	12/15/51	735	721,534

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	546	544,167
Series 2016-C33, Class A3	3.162	03/15/59	838	826,683
Series 2016-C34, Class A3	2.834	06/15/49	800	786,694
Series 2016-C35, Class A3	2.674	07/15/48	944	922,705
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,471,705
Series 2017-C38, Class A4	3.190	07/15/50	624	607,013
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,030,097
Series 2018-C48, Class A4	4.037	01/15/52	1,622	1,591,943
Series 2019-C52, Class A3	2.631	08/15/52	176	172,806

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,456,958)				58,448,350

CORPORATE BONDS 14.2%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,819,848
Sr. Unsec’d. Notes	3.625	03/01/48	555	378,499
Sr. Unsec’d. Notes	5.705	05/01/40	175	170,101
Sr. Unsec’d. Notes	5.930	05/01/60	280	263,200

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	500	493,445
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	50,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	30	30,525
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	144	144,596

RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	231,817

				3,582,031

Agriculture 0.2%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	105,324

See Notes to Financial Statements.

PGIM Balanced Fund 31

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	6.343%	08/02/30	100	$106,260

BAT International Finance PLC (United Kingdom),
Gtd. Notes(a)	4.448	03/16/28	1,410	1,403,178
Gtd. Notes	5.931	02/02/29	30	31,240

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	755,345

				2,401,347

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	125	120,935
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	146,435
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	261,792
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	43	42,843
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	255,636
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	56,795

				884,436

Auto Manufacturers 0.4%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	145	109,921
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	393,285
Sr. Unsec’d. Notes	4.125	08/17/27	200	193,200
Sr. Unsec’d. Notes	5.800	03/05/27	200	200,951
Sr. Unsec’d. Notes	7.350	03/06/30	385	403,199
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	80	82,648
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,106,866

				3,490,070

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150%	09/13/34	400	$377,223
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,180
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	246,861
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,000
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	650	620,084

				1,345,348

Banks 3.3%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	195,940
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	568,054
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	416,867
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	156,559
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	201,623
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,811,779
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	111,847
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	345,852
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,016,075
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	953,056
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	609,648
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	697,258
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	600,703
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	202,011
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	400	412,533
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	160,705
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	783,664
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	245,096
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	283,536
Sr. Unsec’d. Notes	3.700	01/12/26	200	198,782
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,482,074
Sr. Unsec’d. Notes	4.650	07/23/48	55	46,839

See Notes to Financial Statements.

PGIM Balanced Fund 33

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sub. Notes	4.400%	06/10/25	767	$766,012
Sub. Notes	4.450	09/29/27	195	193,967
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	873,880
Deutsche Bank AG (Germany),
Sub. Notes	7.079(ff)	02/10/34	250	262,609
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	313,563
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	53,700
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	281,574
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	382,211
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	398,175
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,226,187
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,716
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	185,505
Sr. Unsec’d. Notes	3.850	01/26/27	410	405,989
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	93,678
Sub. Notes	6.750	10/01/37	275	297,307
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	974,361
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	329,441
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	106,800
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	437,076
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	139,378
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,569,268
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	84,584
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	248,166
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	469,230
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	235,148
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	853,616
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,147,004
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	368,116
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	236,905
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	184,486
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	425,100
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	976,267

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN	5.650%	03/09/26	250	$252,534
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	441,169
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	360,061
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	751,610
Sr. Unsec’d. Notes, MTN(a)	2.393(ff)	06/02/28	2,500	2,385,209
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	924,153

				32,184,256

Beverages 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	143,897
Gtd. Notes	4.900	02/01/46	403	367,755

				511,652

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	355	351,854

Building Materials 0.1%

Griffon Corp.,
Gtd. Notes	5.750	03/01/28	425	415,753
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	200	186,586
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	140,745
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	70	69,761
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	276,721

				1,089,566

Chemicals 0.3%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	193,527

See Notes to Financial Statements.

PGIM Balanced Fund 35

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500%	01/12/31		404	$404,606
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44		50	45,797
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		20	16,435
Sr. Unsec’d. Notes	9.400	05/15/39		31	41,602
FMC Corp.,
Sr. Unsec’d. Notes	5.650	05/18/33		795	786,726
Huntsman International LLC,
Sr. Unsec’d. Notes	4.500	05/01/29		675	646,758
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28		245	247,270
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		413	423,841
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	193,170
Gtd. Notes	6.500	09/27/28		200	191,646

					3,191,378

Commercial Services 0.2%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	130,109
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		70	72,012
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	198,103
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		20	22,763
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	58,536
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56		270	188,150
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32		210	206,891
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		80	78,757
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52		279	192,074
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119		55	36,013

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32	200	$176,727
Gtd. Notes	3.875	02/15/31	62	56,251
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	518,796

				1,935,182

Computers 0.0%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	200	177,208
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	131	142,021

				319,229

Distribution/Wholesale 0.0%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	400	398,992

Diversified Financial Services 0.2%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	338,008
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	118,971
Gtd. Notes, 144A	6.000	01/15/27	400	399,908
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	324,439
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	304,237
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	207,556

				1,693,119

Electric 1.2%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	335	337,094
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	124,603
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	126,469

See Notes to Financial Statements.

PGIM Balanced Fund 37

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31	300	$273,125
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	169,693
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	143,932
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	214,850
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	134,348
General Ref. Mortgage, Series Z	2.400	09/01/26	170	165,512
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	421,194
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	569,809
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	479,384
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	58,653
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	204,533
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	138,372
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	379,271
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.500	07/12/31	1,190	1,020,018
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	198,876
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	700	721,875
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	308,919
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	63,821
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	32,696
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	278,401
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	227,205
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,944
Gtd. Notes, 144A	3.375	02/15/29	50	45,946
Gtd. Notes, 144A	3.625	02/15/31	125	110,856
Gtd. Notes, 144A	3.875	02/15/32	275	242,005

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	06/15/29		225	$219,278
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		75	82,693
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49		160	121,669
Sr. Unsec’d. Notes	4.150	04/01/48		175	137,017
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47		260	189,747
Sr. Sec’d. Notes	3.250	06/01/31		510	453,990
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44		35	29,032
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37		125	131,933
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48		230	180,442
Southern California Edison Co.,
First Mortgage	5.300	03/01/28		490	495,757
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47		250	183,035
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,062,310
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	202,421
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	667,741
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		550	548,174
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41		105	92,129

					12,038,772

Engineering & Construction 0.2%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	282,414
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	293,622
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		85	87,176
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	164,376
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	196,480
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	163,600

See Notes to Financial Statements.

PGIM Balanced Fund 39

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)

Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	07/31/47		400	$328,752
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		80	71,206

					1,587,626

Entertainment 0.1%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.500	02/15/32		80	79,793
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	126,549
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	201,500
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	211,817
Gtd. Notes	5.141	03/15/52		380	276,985
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		140	144,582

					1,041,226

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	82,400

Foods 0.3%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	304,018
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	750	895,047
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	606,225
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	6.500	12/01/52		530	550,300
Gtd. Notes	6.750	03/15/34		219	236,574
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	69,885
Gtd. Notes, 144A	4.375	01/31/32		200	182,552

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	02/15/32	80	$80,508

				2,925,109

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	350	336,840
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	536,828
Sr. Unsec’d. Notes	4.800	02/15/44	40	35,419
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	740	707,955

				1,617,042

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	400	373,786

Healthcare-Services 0.7%

Cigna Group (The),
Gtd. Notes	4.500	02/25/26	631	630,978
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	200	184,331
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	75,779
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	39,648
Sr. Unsec’d. Notes	4.650	01/15/43	30	26,384
HCA, Inc.,
Gtd. Notes, MTN	7.750	07/15/36	400	458,466
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	319,279
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	116,219
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	355,082
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30	1,110	1,086,753
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50	280	168,796

See Notes to Financial Statements.

PGIM Balanced Fund 41

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

MyMichigan Health,
Sec’d. Notes, Series 2020	3.409%	06/01/50	155	$110,481
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	1,155	1,004,745
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	172,998
Unsec’d. Notes, Series H	2.746	10/01/26	50	48,732
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	450	422,057
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	1,475	1,329,831

				6,550,559

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A(a)	9.500	10/15/31	800	800,523

Home Builders 0.2%

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	523,860
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	145,544
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	619,959
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	498,821
Gtd. Notes, 144A	5.875	06/15/27	90	89,995

				1,878,179

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	58,481
Sr. Unsec’d. Notes	6.625	05/15/32	25	24,348
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	225	197,485

				280,314

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.2%

CNA Financial Corp.,
Sr. Unsec’d. Notes	5.125%	02/15/34	150	$148,860
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes(a)	6.000	12/07/33	875	909,505
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	78,197
Gtd. Notes, 144A	3.951	10/15/50	180	131,402
Gtd. Notes, 144A	4.569	02/01/29	350	347,230
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	114,782
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	22,449
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	124,424
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	13,436
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	195,242
Sub. Notes, 144A	6.850	12/16/39	22	24,967

				2,110,494

Internet 0.0%

Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	66	65,793

Iron/Steel 0.0%

Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	93,033
Gtd. Notes, 144A	7.375	05/01/33	55	52,760

				145,793

Leisure Time 0.1%

Carnival Corp.,
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	238,437
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	43	42,893

See Notes to Financial Statements.

PGIM Balanced Fund 43

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

NCL Finance Ltd.,
Gtd. Notes, 144A	6.125%	03/15/28	125	$124,555
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	250	248,750

				654,635

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	300	262,804
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	551,455
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	815,452
MGM Resorts International,
Gtd. Notes	6.500	04/15/32	220	215,821

				1,845,532

Machinery-Diversified 0.0%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,911
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	125	125,636
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	89	89,169

				266,716

Media 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	88,598
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	362,873
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	187,517
Sr. Sec’d. Notes	5.375	05/01/47	120	99,197
Sr. Sec’d. Notes	6.384	10/23/35	110	111,248
Sr. Sec’d. Notes	6.484	10/23/45	172	162,899
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	14,674
Gtd. Notes(h)	5.500	05/15/64	700	655,302

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Cox Communications, Inc.,
Gtd. Notes, 144A	5.450%	09/01/34		1,380	$1,346,995
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		100	65,020
Gtd. Notes	7.375	07/01/28		100	71,119
Gtd. Notes	7.750	07/01/26		400	345,516
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		400	421,452
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41		140	121,007
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	220,940
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	335,087

					4,609,444

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		280	279,766
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		75	74,702
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	196,252
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34		445	449,317
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		200	193,591
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35		95	108,053

					1,301,681

Miscellaneous Manufacturing 0.0%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		450	443,562

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		50	50,881

See Notes to Financial Statements.

PGIM Balanced Fund 45

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 0.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31	450	$395,734
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	96,503
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	127,375
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	156	155,025
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.500	02/15/37	950	994,693
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	190	168,984
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	75	77,478
Gtd. Notes, 144A	8.625	11/01/30	25	25,793
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42	150	119,705
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	105	103,916
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	35	32,630
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	104	86,580
Sr. Unsec’d. Notes	6.875	04/29/30	68	67,238
Sr. Unsec’d. Notes	7.750	02/01/32	275	269,225
Sr. Unsec’d. Notes	8.625	01/19/29	525	557,550
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	120	109,290
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	200	189,412
Gtd. Notes, 144A	5.875	02/01/29	125	125,049
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	48,362
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	95,028
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	50	46,722
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	150	140,346
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.041(c)	09/30/29	65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29	54	53,243

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000%	04/15/27		175	$178,240
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	330	413,231
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		49	45,399
Gtd. Notes(a)	6.500	03/13/27		1,283	1,249,514
Gtd. Notes	6.700	02/16/32		10	8,774
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	200,378
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	245,888
Gtd. Notes, MTN	8.750	06/02/29		180	179,082
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26		360	355,067
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		70	68,337
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	872,648

					7,966,330

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	330,735

Packaging & Containers 0.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		780	710,067
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	152,554
Gtd. Notes	6.000	06/15/29		250	253,337
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/32		75	75,491
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		125	127,735
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		200	202,000
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	25,007

					1,546,191

See Notes to Financial Statements.

PGIM Balanced Fund 47

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.550%	03/15/35	430	$415,055
Sr. Unsec’d. Notes	4.700	05/14/45	740	667,064
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	125	122,551
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	109,312
Gtd. Notes, 144A	5.000	02/15/29	75	48,035
Gtd. Notes, 144A	5.250	01/30/30	50	29,625
Gtd. Notes, 144A	5.250	02/15/31	350	199,167
Gtd. Notes, 144A	6.250	02/15/29	50	33,453
Gtd. Notes, 144A	7.000	01/15/28	250	193,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	40,188
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	746,835
Sr. Unsec’d. Notes	4.300	03/25/28	359	354,541
Sr. Unsec’d. Notes	5.125	07/20/45	357	311,341
Sr. Unsec’d. Notes	5.300	12/05/43	45	40,365
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	174,544
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	184,828
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	637,462
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	40	26,115

				4,334,231

Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	348,560
Gtd. Notes, 144A	6.625	02/01/32	70	71,193
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	335,667
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	8,517
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	610,379
Sr. Unsec’d. Notes	4.950	06/15/28	210	211,404
Sr. Unsec’d. Notes	5.000	05/15/50	170	143,033

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	5.300%	04/15/47	500	$442,904
Sr. Unsec’d. Notes	6.400	12/01/30	150	159,889
Sr. Unsec’d. Notes	6.550	12/01/33	80	85,577
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	185	167,382
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	311,957
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	140,982
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	561,216
Sr. Unsec’d. Notes	4.500	04/15/38	175	153,616
Sr. Unsec’d. Notes	4.875	06/01/25	375	375,006
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,606
Sr. Unsec’d. Notes	5.500	02/15/49	176	160,164
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	207,548
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	865	680,266
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	162,055
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	268,187
Gtd. Notes, 144A	6.000	12/31/30	125	118,915
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,794
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	27,256
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	245	231,884
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,126,332
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,110
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	193,857
Sr. Unsec’d. Notes	5.150	03/15/34	340	335,344
Sr. Unsec’d. Notes	5.400	03/02/26	430	433,039
Sr. Unsec’d. Notes	5.400	03/04/44	175	165,051

				8,299,690

See Notes to Financial Statements.

PGIM Balanced Fund 49

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	350	$320,024
Gtd. Notes, 144A	5.375	08/01/28	275	266,122

				586,146

Real Estate Investment Trusts (REITs) 0.7%

American Tower Corp.,
Sr. Unsec’d. Notes	5.200	02/15/29	855	868,569
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	409,383
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	330,072
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	38,344
Gtd. Notes	9.750	06/15/25	19	18,959
Sr. Unsec’d. Notes	4.750	02/15/28	400	343,757
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	175,484
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	281,705
Gtd. Notes	5.250	12/15/32	950	951,865
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	25,476
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	776,525
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	205	204,701
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	319,228
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	1,395	1,213,830
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	526	559,082
Welltower OP LLC,
Gtd. Notes	4.250	04/01/26	160	159,519
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	545	437,716

				7,114,215

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 0.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.125%	06/15/29		100	$100,375
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31		185	155,512
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		107	110,786
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		225	238,125
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	595,618
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	442,096
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34		345	335,768
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	206,433
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		100	100,100
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		325	323,210

					2,608,023

Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,558,620

Software 0.1%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28		620	634,287

Telecommunications 0.8%

AT&T, Inc.,
Sr. Unsec’d. Notes(a)	2.250	02/01/32		1,240	1,045,531
Sr. Unsec’d. Notes	2.550	12/01/33		129	105,801
Sr. Unsec’d. Notes	3.550	09/15/55		115	77,827
Sr. Unsec’d. Notes	4.500	05/15/35		125	117,489
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		42	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		30	—

See Notes to Financial Statements.

PGIM Balanced Fund 51

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942%	05/25/27		388	$385,750
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		30	27,278
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,344
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	593,937
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	10.000	10/15/32		350	349,428
Sr. Sec’d. Notes, 144A	10.750	12/15/30		200	221,066
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	557,878
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34		1,065	1,044,208
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		300	360,806
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	113	41,158
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	191	199,535
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,683,780
Gtd. Notes	2.625	02/15/29		275	254,924
Gtd. Notes	3.750	04/15/27		75	73,912
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		5	4,254
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	347,532
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	61,133

					7,755,571

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28		135	143,975
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37		170	183,399
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	181,232

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.590%	05/17/25	20	$20,007
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	105	100,987
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,647
Gtd. Notes, 144A	7.125	02/01/32	80	82,061

				737,308

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.550	05/01/28	785	803,131

TOTAL CORPORATE BONDS (cost $145,662,933)				138,323,005

FLOATING RATE AND OTHER LOANS 0.1%

Auto Parts & Equipment 0.0%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.075(c)	01/28/32	100	98,563

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	33	29,411

Leisure Time 0.1%

International Park Holdings BV (Netherlands),
Term Loan, 3 Month SOFR + 5.500%^	8.099(c)	01/30/32	375	396,507

Pharmaceuticals 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.675(c)	02/01/27	24	23,810

See Notes to Financial Statements.

PGIM Balanced Fund 53

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.0%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791%(c)	05/25/27	353	$344,604

TOTAL FLOATING RATE AND OTHER LOANS (cost $870,182)				892,895

MUNICIPAL BONDS 0.2%

Alabama 0.0%

Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,262

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	235,518
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	242,010
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,357

				494,885

Illinois 0.0%

Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	174,258
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	94	93,791

				268,049

Michigan 0.1%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	318,173
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	352,914
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	403,886

				1,074,973

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	198,308

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910%	06/01/40	65	$63,338

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	78,087

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	61,078

TOTAL MUNICIPAL BONDS (cost $2,570,481)				2,272,980

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.7%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	967	927,515
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	5.125(cc)	02/25/35	4	3,843
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.490(c)	01/26/32	88	87,881
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.040(c)	01/26/32	360	369,167
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.959(c)	10/18/42	415	414,222
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	6.694(cc)	02/25/37	7	7,124
CIM Trust,
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	480	483,564
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170(cc)	09/25/62	236	236,015
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	499	500,534
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.590(c)	03/25/42	105	113,703
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.590(c)	03/25/42	90	95,569

See Notes to Financial Statements.

PGIM Balanced Fund 55

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850%(cc)	09/25/57		159	$151,762
Series 2020-RPL06, Class A1, 144A	3.475(cc)	03/25/59		292	292,179
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		312	296,460
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.790(c)	04/25/34		188	189,611
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60		397	400,378
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.340(c)	11/25/41		90	90,338
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42		497	492,347
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.340(c)	11/25/50		250	277,668
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.990(c)	01/25/34		43	42,709
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.740(c)	10/25/41		200	204,835
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.440(c)	09/25/41		300	301,689
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.690(c)	12/25/41		200	201,750
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.740(c)	02/25/42		300	305,162
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.240(c)	04/25/42		100	102,802
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.140(c)	01/25/34		89	90,111
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	7.191(cc)	07/25/35		1	1,490
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		388	389,533
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.473(c)	01/24/63	EUR	283	305,007
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59		124	124,342
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		110	109,721
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,065
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	601,449

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lincoln Senior Participation Trust^,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%	7.070%	08/04/25		548	$548,246
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.521(c)	05/26/66	EUR	382	411,501
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		14	14,201
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.185(c)	01/25/48		42	40,658
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.240(c)	04/25/34		187	189,497
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.085(c)	06/25/57		38	36,849
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.840(c)	05/25/33		1,000	1,009,671
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.685(c)	03/29/27		640	644,765
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		469	442,574
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		571	569,946
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/54		739	717,179
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.040(c)	11/25/31		195	198,408
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.040(c)	07/25/33		103	103,745
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		222	222,967
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		458	455,190
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		387	388,510
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45		489	491,074
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55		695	695,773
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.373(c)	06/24/71	EUR	92	99,921
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.527(cc)	02/25/34		7	6,636

See Notes to Financial Statements.

PGIM Balanced Fund 57

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A	5.725%(cc)	11/25/64		378	$379,037

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $16,074,767)					16,127,893

SOVEREIGN BONDS 0.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	173,592
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	433,400
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	194,684
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28		370	358,438
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	286,477
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	206,055
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	711,694
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	191,100
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	97,404
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10YR	2.875	10/17/29		2,000	1,857,990
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	660,663
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	84,274
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	397	422,703
Sr. Unsec’d. Notes	6.250	05/26/28		200	203,900
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	106,474
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		397	392,784
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	203,900

TOTAL SOVEREIGN BONDS (cost $6,700,900)					6,585,532

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.1%
Federal Home Loan Bank	5.500	07/15/36		135	147,380
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,390	1,222,622
Federal Home Loan Mortgage Corp.	2.000	12/01/50		449	359,414
Federal Home Loan Mortgage Corp.	2.000	04/01/51		305	244,225
Federal Home Loan Mortgage Corp.	2.500	09/01/46		333	282,926

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.500%	08/01/50	475	$399,397
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,722	1,439,714
Federal Home Loan Mortgage Corp.	2.500	05/01/51	466	390,257
Federal Home Loan Mortgage Corp.	2.500	05/01/51	1,493	1,245,252
Federal Home Loan Mortgage Corp.	2.500	07/01/51	738	616,376
Federal Home Loan Mortgage Corp.	2.500	07/01/51	951	793,334
Federal Home Loan Mortgage Corp.	2.500	08/01/51	554	467,738
Federal Home Loan Mortgage Corp.	2.500	01/01/52	468	394,902
Federal Home Loan Mortgage Corp.	2.500	04/01/52	479	403,990
Federal Home Loan Mortgage Corp.	3.000	11/01/51	503	438,716
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,088	955,238
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,728	1,502,222
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,605	1,395,139
Federal Home Loan Mortgage Corp.	3.500	03/01/52	788	715,350
Federal Home Loan Mortgage Corp.	3.500	05/01/52	1,717	1,550,921
Federal Home Loan Mortgage Corp.	4.500	10/01/39	50	49,340
Federal Home Loan Mortgage Corp.	4.500	06/01/52	973	932,141
Federal Home Loan Mortgage Corp.	4.500	09/01/52	271	259,562
Federal Home Loan Mortgage Corp.	5.000	04/01/34	4	4,405
Federal Home Loan Mortgage Corp.	5.000	05/01/34	9	9,520
Federal Home Loan Mortgage Corp.	5.000	10/01/35	13	12,942
Federal Home Loan Mortgage Corp.	5.000	11/01/41	107	107,926
Federal Home Loan Mortgage Corp.	5.500	12/01/33	9	8,921
Federal Home Loan Mortgage Corp.	5.500	05/01/34	1	1,443
Federal Home Loan Mortgage Corp.	5.500	07/01/34	23	22,883
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4	3,700
Federal Home Loan Mortgage Corp.	5.500	10/01/37	7	6,807
Federal Home Loan Mortgage Corp.	5.500	12/01/52	337	337,493
Federal Home Loan Mortgage Corp.	6.000	01/01/34	11	11,158
Federal Home Loan Mortgage Corp.	6.000	12/01/52	514	523,211
Federal Home Loan Mortgage Corp.	6.000	12/01/54	1,814	1,842,397
Federal Home Loan Mortgage Corp.	6.000	01/01/55	499	507,139
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r)	73
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	3,060
Federal National Mortgage Assoc.	1.500	02/01/51	940	710,451
Federal National Mortgage Assoc.	1.500	03/01/51	1,476	1,115,946
Federal National Mortgage Assoc.	1.500	06/01/51	897	677,579
Federal National Mortgage Assoc.	2.000	06/01/50	1,572	1,262,630
Federal National Mortgage Assoc.	2.000	11/01/50	2,636	2,111,529
Federal National Mortgage Assoc.	2.000	12/01/50	1,163	933,096
Federal National Mortgage Assoc.	2.000	04/01/51	3,718	2,975,474
Federal National Mortgage Assoc.	2.000	11/01/51	349	278,845
Federal National Mortgage Assoc.	2.500	06/01/50	443	372,974
Federal National Mortgage Assoc.	2.500	10/01/50	1,776	1,483,852

See Notes to Financial Statements.

PGIM Balanced Fund 59

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	01/01/51	1,438	$1,205,562
Federal National Mortgage Assoc.	2.500	02/01/51	477	400,649
Federal National Mortgage Assoc.	2.500	03/01/51	396	331,300
Federal National Mortgage Assoc.	2.500	07/01/51	2,083	1,744,500
Federal National Mortgage Assoc.	2.500	01/01/52	927	773,461
Federal National Mortgage Assoc.	2.500	02/01/52	436	368,687
Federal National Mortgage Assoc.	2.500	03/01/52	585	493,534
Federal National Mortgage Assoc.	3.000	02/01/47	855	768,897
Federal National Mortgage Assoc.	3.000	12/01/51	1,240	1,079,024
Federal National Mortgage Assoc.	3.000	02/01/52	389	338,363
Federal National Mortgage Assoc.	3.000	03/01/52	2,412	2,096,018
Federal National Mortgage Assoc.	3.500	11/01/42	1,064	991,318
Federal National Mortgage Assoc.	3.500	07/01/47	100	92,940
Federal National Mortgage Assoc.	3.500	01/01/52	354	321,621
Federal National Mortgage Assoc.	3.500	02/01/52	1,082	983,493
Federal National Mortgage Assoc.	3.500	04/01/52	1,432	1,293,816
Federal National Mortgage Assoc.	3.500	06/01/52	321	291,015
Federal National Mortgage Assoc.	4.000	04/01/52	1,548	1,444,179
Federal National Mortgage Assoc.	4.000	05/01/52	2,225	2,077,042
Federal National Mortgage Assoc.	4.000	06/01/52	1,572	1,467,855
Federal National Mortgage Assoc.	4.000	10/01/52	463	432,069
Federal National Mortgage Assoc.	4.500	09/01/39	39	38,118
Federal National Mortgage Assoc.	4.500	08/01/40	36	35,548
Federal National Mortgage Assoc.	4.500	02/01/44	49	48,044
Federal National Mortgage Assoc.	4.500	08/01/44	111	108,659
Federal National Mortgage Assoc.	4.500	01/01/45	91	88,643
Federal National Mortgage Assoc.	4.500	05/01/52	412	394,645
Federal National Mortgage Assoc.	4.500	06/01/52	1,363	1,306,344
Federal National Mortgage Assoc.	5.000	07/01/35	8	8,569
Federal National Mortgage Assoc.	5.000	02/01/36	19	19,247
Federal National Mortgage Assoc.	5.000	06/01/52	375	369,294
Federal National Mortgage Assoc.	5.000	07/01/52	2,037	2,003,436
Federal National Mortgage Assoc.	5.500	06/01/33	3	3,379
Federal National Mortgage Assoc.	5.500	08/01/33	8	8,349
Federal National Mortgage Assoc.	5.500	09/01/33	6	6,147
Federal National Mortgage Assoc.	5.500	09/01/33	17	16,695
Federal National Mortgage Assoc.	5.500	01/01/34	8	8,114
Federal National Mortgage Assoc.	5.500	01/01/34	9	8,773
Federal National Mortgage Assoc.	5.500	07/01/34	15	15,018
Federal National Mortgage Assoc.	5.500	08/01/52	256	257,021
Federal National Mortgage Assoc.(k)	5.500	11/01/52	3,387	3,402,656
Federal National Mortgage Assoc.	6.000	TBA	500	507,821
Federal National Mortgage Assoc.	6.000	01/01/34	3	2,734
Federal National Mortgage Assoc.	6.000	01/01/34	57	59,096

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	02/01/34	4		$4,148
Federal National Mortgage Assoc.	6.000	10/01/34	—(r	)	395
Federal National Mortgage Assoc.	6.000	10/01/34	4		3,694
Federal National Mortgage Assoc.	6.000	11/01/34	7		6,925
Federal National Mortgage Assoc.	6.000	11/01/34	13		13,455
Federal National Mortgage Assoc.	6.000	11/01/34	18		18,449
Federal National Mortgage Assoc.	6.000	01/01/35	30		30,628
Federal National Mortgage Assoc.	6.000	02/01/35	18		18,409
Federal National Mortgage Assoc.	6.000	08/01/36	9		8,877
Federal National Mortgage Assoc.	6.000	08/01/38	2		1,751
Federal National Mortgage Assoc.	6.000	11/01/52	845		860,787
Federal National Mortgage Assoc.	6.000	12/01/52	185		188,545
Federal National Mortgage Assoc.	6.000	04/01/53	386		392,114
Federal National Mortgage Assoc.	6.000	12/01/54	291		295,921
Federal National Mortgage Assoc.	6.500	07/01/29	1		818
Federal National Mortgage Assoc.	6.500	07/01/32	7		6,847
Federal National Mortgage Assoc.	6.500	04/01/33	4		3,855
Federal National Mortgage Assoc.	6.500	01/01/34	3		3,540
Federal National Mortgage Assoc.	6.500	10/01/36	6		6,684
Federal National Mortgage Assoc.	6.500	09/01/37	27		28,563
Federal National Mortgage Assoc.	6.500	10/01/37	26		27,117
Federal National Mortgage Assoc.	6.500	01/01/53	89		92,342
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		225,325
Federal National Mortgage Assoc.	7.000	06/01/32	3		3,404
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		512,251
Federal National Mortgage Assoc.	7.500	09/01/30	—(r	)	296
Federal National Mortgage Assoc.	8.500	02/01/28	—(r	)	148
Government National Mortgage Assoc.	2.000	12/20/50	1,043		853,027
Government National Mortgage Assoc.	2.000	02/20/51	488		399,203
Government National Mortgage Assoc.	2.500	09/20/50	855		731,656
Government National Mortgage Assoc.	2.500	03/20/51	480		409,599
Government National Mortgage Assoc.	2.500	08/20/51	565		482,528
Government National Mortgage Assoc.	2.500	09/20/51	475		405,342
Government National Mortgage Assoc.	3.000	09/20/43	80		72,259
Government National Mortgage Assoc.	3.000	01/20/44	25		22,316
Government National Mortgage Assoc.	3.000	03/15/45	52		46,052
Government National Mortgage Assoc.	3.000	05/20/45	76		68,368
Government National Mortgage Assoc.	3.000	08/20/45	142		127,564
Government National Mortgage Assoc.	3.000	06/20/46	151		135,896
Government National Mortgage Assoc.	3.000	03/20/47	86		76,825
Government National Mortgage Assoc.	3.000	12/20/48	428		383,734
Government National Mortgage Assoc.	3.000	06/20/51	500		442,846
Government National Mortgage Assoc.	3.000	08/20/51	1,577		1,397,666
Government National Mortgage Assoc.	3.500	12/20/51	1,918		1,762,332

See Notes to Financial Statements.

PGIM Balanced Fund 61

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	01/20/52	892		$818,847
Government National Mortgage Assoc.	3.500	04/20/52	544		498,998
Government National Mortgage Assoc.	4.000	04/20/52	730		685,014
Government National Mortgage Assoc.	4.500	08/20/52	2,664		2,559,011
Government National Mortgage Assoc.	5.000	10/20/37	7		6,832
Government National Mortgage Assoc.	5.000	04/20/45	39		39,544
Government National Mortgage Assoc.	5.000	09/20/52	423		418,557
Government National Mortgage Assoc.	5.500	07/15/33	7		6,948
Government National Mortgage Assoc.	5.500	12/15/33	3		2,706
Government National Mortgage Assoc.	5.500	09/15/34	68		68,512
Government National Mortgage Assoc.	5.500	01/15/36	25		25,734
Government National Mortgage Assoc.	5.500	11/20/52	454		456,507
Government National Mortgage Assoc.	6.000	02/20/53	406		414,585
Government National Mortgage Assoc.	6.000	06/20/53	359		365,756
Government National Mortgage Assoc.	6.000	10/20/54	359		364,377
Government National Mortgage Assoc.	6.500	07/15/32	1		858
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	159
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	486
Government National Mortgage Assoc.	6.500	08/15/32	1		862
Government National Mortgage Assoc.	6.500	08/15/32	4		4,468
Government National Mortgage Assoc.	6.500	07/20/54	1,500		1,537,440
Government National Mortgage Assoc.	7.000	05/15/31	2		1,826
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		102,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $79,768,248)					78,196,381

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds	1.625	11/15/50	7,790		4,239,464
U.S. Treasury Bonds	1.875	02/15/51	370		214,542
U.S. Treasury Bonds	1.875	11/15/51	2,470		1,420,250
U.S. Treasury Bonds	2.250	08/15/49	300		193,453
U.S. Treasury Bonds	2.375	11/15/49	8,830		5,840,217
U.S. Treasury Bonds	2.375	05/15/51	885		578,707
U.S. Treasury Bonds	3.000	11/15/44	2,260		1,780,103
U.S. Treasury Bonds(h)	3.000	02/15/49	10,405		7,867,156
U.S. Treasury Bonds(k)	4.750	11/15/43	685		699,877
U.S. Treasury Notes(h)	2.750	08/15/32	5,505		5,033,634
U.S. Treasury Strips Coupon	2.165(s)	11/15/43	5,955		2,437,426
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550		230,903
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90		34,580
U.S. Treasury Strips Coupon	3.934(s)	11/15/41	645		292,884
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30		13,991
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60		19,315
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735		316,346

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.686%(s)	11/15/40	2,835	$1,360,271
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	54,027
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	55	20,401

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,636,033)				32,647,547

TOTAL LONG-TERM INVESTMENTS (cost $804,372,173)				949,547,650

			Shares

SHORT-TERM INVESTMENTS 4.3%

AFFILIATED MUTUAL FUNDS 4.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wa)			15,659,199	15,659,199
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $24,881,480; includes $24,822,327 of cash collateral for securities on loan)(b)(wa)			24,898,519	24,883,580

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,540,679)				40,542,779

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $1,060,452)	4.219%	06/17/25	1,070	1,060,458

OPTIONS PURCHASED*~ 0.0% (cost $40,303)				34,286

TOTAL SHORT-TERM INVESTMENTS (cost $41,641,434)				41,637,523

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $846,013,607)				991,185,173

See Notes to Financial Statements.

PGIM Balanced Fund 63

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Value

OPTIONS WRITTEN*~ (0.0)% (premiums received $177,109)	$(173,306)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.2% (cost $845,836,498)	991,011,867
Liabilities in excess of other assets(z) (2.2)%	(21,133,737)

NET ASSETS 100.0%	$969,878,130

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ADR—American Depositary Receipt

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

DAC—Designated Activity Company

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

See Notes to Financial Statements.

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,076,153 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,554,649; cash collateral of $24,822,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Balanced Fund 65

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at March 31, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $79,865)^	81	$79,865	$—	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	$(500)	$(465,856)

Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(1,500)	(1,434,057)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,898,027)					$(1,899,913)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00	—	EUR	239	$—

Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60	—	EUR	239	3

Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00	—	EUR	240	10

Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00	—	EUR	240	10

Currency Option EUR vs USD	Call	JPM	05/05/25	1.12	—	EUR	961	1,797

Currency Option USD vs BRL	Call	JPM	04/09/25	6.80	—		120	1

Currency Option USD vs BRL	Call	MSI	04/10/25	7.00	—		239	1

Currency Option USD vs BRL	Call	MSI	04/23/25	7.00	—		239	11

Currency Option USD vs CNH	Call	MSI	06/26/25	7.35	—		1,425	5,148

Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00	—		239	4

Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00	—		239	3

Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00	—		238	5

Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00	—		242	7

Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—		927	3,739

See Notes to Financial Statements.

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00	—	239	$—

Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00	—	238	6

Currency Option USD vs MXN	Call	CITI	04/03/25	26.30	—	242	—

Currency Option USD vs MXN	Call	CITI	04/08/25	25.00	—	239	1

Currency Option USD vs MXN	Call	CITI	04/10/25	23.50	—	239	12

Currency Option USD vs MXN	Call	MSI	04/15/25	24.00	—	238	15

Currency Option USD vs MXN	Call	MSI	04/29/25	24.00	—	119	26

Currency Option USD vs TRY	Call	JPM	04/18/25	75.00	—	238	144

Currency Option USD vs TRY	Call	GSI	04/25/25	75.00	—	166	121

Currency Option USD vs BRL	Put	CITI	04/01/25	5.15	—	242	—

Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	363	—

Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	147	—

Currency Option USD vs BRL	Put	MSI	04/01/25	6.00	—	242	12,141

Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00	—	239	2

Currency Option USD vs BRL	Put	JPM	04/24/25	5.00	—	238	2

Currency Option USD vs BRL	Put	MSI	04/29/25	5.00	—	737	9

Currency Option USD vs CNH	Put	DB	05/08/25	6.00	—	481	—

Currency Option USD vs CNH	Put	MSI	06/26/25	6.50	—	1,425	26

Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00	—	242	—

Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00	—	242	169

Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	1,447	97

Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	400	27

Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50	—	239	3

Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30	—	238	2

Total OTC Traded (cost $29,897)							$23,542

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,750	$5,372

CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,750	5,372

Total OTC Swaptions (cost $10,406)								$10,744

Total Options Purchased (cost $40,303)								$34,286

See Notes to Financial Statements.

PGIM Balanced Fund 67

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	18	45	$(16,650)

3 Month SOFR	Put	12/12/25	$96.25	18	45	(11,138)

Total Exchange Traded (premiums received $27,532)						$(27,788)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08	—	EUR	239	$(423)

Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20	—	EUR	239	(1,031)

Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75	—	EUR	240	(4,387)

Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75	—	EUR	240	(4,387)

Currency Option EUR vs USD	Call	JPM	05/05/25	1.15	—	EUR	961	(468)

Currency Option USD vs BRL	Call	JPM	04/09/25	5.93	—		120	(160)

Currency Option USD vs BRL	Call	MSI	04/10/25	6.00	—		239	(211)

Currency Option USD vs BRL	Call	MSI	04/23/25	5.90	—		239	(1,257)

Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00	—		239	(1,146)

Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00	—		239	(1,146)

Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00	—		238	(2,613)

Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00	—		242	(3,739)

Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00	—		239	(2,683)

Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00	—		238	(4,212)

Currency Option USD vs MXN	Call	CITI	04/08/25	20.70	—		239	(1,295)

Currency Option USD vs MXN	Call	CITI	04/10/25	20.50	—		239	(2,296)

Currency Option USD vs MXN	Call	MSI	04/15/25	20.30	—		238	(3,894)

Currency Option USD vs MXN	Call	MSI	04/29/25	21.00	—		119	(900)

Currency Option USD vs TRY	Call	JPM	04/18/25	39.20	—		238	(3,918)

Currency Option USD vs TRY	Call	GSI	04/25/25	39.60	—		166	(3,348)

Currency Option USD vs BRL	Put	CITI	04/01/25	6.00	—		242	(12,141)

Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60	—		239	(995)

Currency Option USD vs BRL	Put	JPM	04/24/25	5.70	—		238	(2,487)

Currency Option USD vs BRL	Put	MSI	04/29/25	6.05	—		737	(41,436)

Currency Option USD vs CNH	Put	MSI	06/26/25	7.15	—		1,425	(7,225)

Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00	—		242	(7,051)

Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		927	(13,210)

Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00	—		239	(1,171)

Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30	—		238	(2,903)

Total OTC Traded (premiums received $126,583)								$(132,133)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,750	$ (474)

CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	3,750	(474)

CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)	600	(1,408)

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,480	(2,412)

CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,380	(1,773)

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,750	(968)

CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,750	(968)

CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,410	(2,155)

CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	3,430	(2,753)

Total OTC Swaptions (premiums received $22,994)								$ (13,385)

Total Options Written (premiums received $177,109)								$(173,306)

Futures contracts outstanding at March 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
76	2 Year U.S. Treasury Notes	Jun. 2025	$15,745,063	$53,589
105	5 Year U.S. Treasury Notes	Jun. 2025	11,356,406	52,871
122	10 Year U.S. Treasury Notes	Jun. 2025	13,568,688	140,629
147	10 Year U.S. Ultra Treasury Notes	Jun. 2025	16,776,375	233,291
230	20 Year U.S. Treasury Bonds	Jun. 2025	26,974,688	550,722
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	611,250	(8,070)
8	Mini MSCI EAFE Index	Jun. 2025	966,520	(31,646)
8	Mini MSCI Emerging Markets Index	Jun. 2025	444,320	(14,621)
8	Russell 2000 E-Mini Index	Jun. 2025	810,840	(13,624)
43	S&P 500 E-Mini Index	Jun. 2025	12,154,488	(61,549)

				901,592

Short Positions:
14	5 Year Euro-Bobl	Jun. 2025	1,783,129	16,958

See Notes to Financial Statements.

PGIM Balanced Fund 69

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Futures contracts outstanding at March 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	10 Year Euro-Bund	Jun. 2025	$835,823	$22,896
3	Euro Schatz Index	Jun. 2025	346,951	338

				40,192

				$941,784

Forward foreign currency exchange contracts outstanding at March 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	7,339	$1,272,290	$1,285,440	$13,150	$—
Expiring 04/02/25	MSI	BRL	1,828	315,000	320,261	5,261	—
Expiring 05/05/25	GSI	BRL	9,223	1,607,306	1,605,683	—	(1,623)
British Pound,
Expiring 04/22/25	DB	GBP	227	294,299	293,778	—	(521)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	113,389	119,000	119,345	345	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	2,619,588	629,921	619,772	—	(10,149)
Expiring 06/18/25	TD	COP	1,055,842	253,000	249,803	—	(3,197)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	6,704	279,000	290,548	11,548	—
Expiring 04/22/25	BARC	CZK	5,768	251,000	249,996	—	(1,004)
Euro,
Expiring 04/22/25	BARC	EUR	775	839,567	839,292	—	(275)
Expiring 04/22/25	BARC	EUR	614	643,707	665,129	21,422	—
Expiring 04/22/25	BARC	EUR	295	308,790	318,965	10,175	—
Expiring 04/22/25	BOA	EUR	143	156,000	154,643	—	(1,357)
Expiring 04/22/25	CITI	EUR	231	241,042	250,076	9,034	—
Expiring 04/22/25	CITI	EUR	231	240,944	250,075	9,131	—
Expiring 04/22/25	CITI	EUR	230	239,000	248,879	9,879	—
Expiring 04/22/25	CITI	EUR	229	239,000	248,100	9,100	—
Expiring 04/22/25	CITI	EUR	152	160,000	164,365	4,365	—
Expiring 04/22/25	CITI	EUR	118	121,698	127,744	6,046	—
Expiring 04/22/25	DB	EUR	145	157,000	156,533	—	(467)
Expiring 04/22/25	DB	EUR	110	119,000	118,829	—	(171)
Expiring 04/22/25	HSBC	EUR	101	109,884	109,798	—	(86)
Expiring 04/22/25	MSI	EUR	152	160,000	164,172	4,172	—
Expiring 04/22/25	MSI	EUR	117	121,678	126,662	4,984	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	99,769	$260,000	$267,517	$7,517	$—
Indian Rupee,
Expiring 06/18/25	CITI	INR	137,265	1,567,652	1,596,701	29,049	—
Expiring 06/18/25	JPM	INR	84,130	956,074	978,622	22,548	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	3,031,428	186,000	181,762	—	(4,238)
Expiring 06/18/25	BOA	IDR	16,118,563	981,582	963,890	—	(17,692)
Expiring 06/18/25	HSBC	IDR	5,206,969	316,000	311,377	—	(4,623)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	57,079	384,000	381,489	—	(2,511)
Expiring 04/22/25	MSI	JPY	56,899	382,000	380,289	—	(1,711)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	6,065	298,000	293,284	—	(4,716)
Expiring 06/18/25	CITI	MXN	8,864	430,156	428,624	—	(1,532)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	1,155	313,000	313,833	833	—
Expiring 06/18/25	CITI	PEN	993	270,824	269,853	—	(971)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	52,604	917,842	917,042	—	(800)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	1,252	309,000	323,022	14,022	—
Expiring 04/22/25	UAG	PLN	1,058	264,000	272,988	8,988	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	9,137	496,422	495,190	—	(1,232)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	3,597	95,489	92,669	—	(2,820)
Expiring 04/24/25	BARC	TRY	9,039	238,365	230,369	—	(7,996)
Expiring 04/24/25	BARC	TRY	9,039	238,995	230,369	—	(8,626)
Expiring 04/30/25	HSBC	TRY	9,316	235,068	235,529	461	—
Expiring 04/30/25	HSBC	TRY	5,870	146,146	148,410	2,264	—
Expiring 04/30/25	HSBC	TRY	5,869	146,205	148,396	2,191	—
Expiring 04/30/25	HSBC	TRY	5,822	145,845	147,197	1,352	—

				$18,456,791	$18,586,310	207,837	(78,318)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	9,167	$1,606,571	$1,605,701	$870	$—

See Notes to Financial Statements.

PGIM Balanced Fund 71

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 04/22/25	BARC	GBP	2,618	$3,218,172	$3,381,007	$—	$(162,835)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	110,254	119,000	116,045	2,955	—
Expiring 06/18/25	CITI	CLP	225,107	241,840	236,931	4,909	—
Expiring 06/18/25	DB	CLP	110,908	119,000	116,733	2,267	—
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	17,878	2,477,920	2,473,829	4,091	—
Colombian Peso,
Expiring 06/18/25	DB	COP	504,458	119,000	119,350	—	(350)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	33,942	1,375,774	1,471,121	—	(95,347)
Euro,
Expiring 04/22/25	BARC	EUR	5,775	5,982,814	6,251,939	—	(269,125)
Expiring 04/22/25	CITI	EUR	231	241,965	250,076	—	(8,111)
Expiring 04/22/25	CITI	EUR	231	241,743	250,075	—	(8,332)
Expiring 04/22/25	CITI	EUR	229	239,330	247,910	—	(8,580)
Expiring 04/22/25	CITI	EUR	228	239,000	246,874	—	(7,874)
Expiring 04/22/25	CITI	EUR	118	122,108	127,745	—	(5,637)
Expiring 04/22/25	CITI	EUR	117	121,775	126,662	—	(4,887)
Expiring 04/22/25	GSI	EUR	459	481,000	496,549	—	(15,549)
Expiring 04/22/25	JPM	EUR	268	280,873	290,387	—	(9,514)
Expiring 04/22/25	MSI	EUR	457	479,500	495,165	—	(15,665)
Expiring 04/22/25	SSB	EUR	5,775	5,921,671	6,251,948	—	(330,277)
Expiring 04/22/25	SSB	EUR	87	90,834	94,477	—	(3,643)
Expiring 04/22/25	UAG	EUR	5,775	5,977,874	6,251,948	—	(274,074)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	125,430	310,948	336,323	—	(25,375)
Indian Rupee,
Expiring 06/18/25	MSI	INR	37,450	426,000	435,623	—	(9,623)
Expiring 06/18/25	MSI	INR	31,427	359,000	365,560	—	(6,560)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	3,031,428	186,000	181,762	4,238	—
Japanese Yen,
Expiring 04/22/25	CITI	JPY	15,270	103,000	102,058	942	—
Expiring 04/22/25	DB	JPY	14,619	100,000	97,706	2,294	—
Expiring 04/22/25	MSI	JPY	23,948	162,000	160,055	1,945	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	12,287	375,000	371,496	3,504	—
Expiring 06/18/25	HSBC	TWD	56,783	1,740,469	1,716,841	23,628	—
Expiring 06/18/25	HSBC	TWD	13,540	413,000	409,382	3,618	—
Expiring 06/18/25	MSI	TWD	11,706	359,000	353,920	5,080	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/22/25	GSI	PLN	1,940	$461,680	$500,411	$—	$(38,731)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	1,639	1,237,407	1,224,793	12,614	—
Expiring 06/18/25	BOA	SGD	488	367,000	364,581	2,419	—
South Korean Won,
Expiring 06/18/25	BNP	KRW	1,494,331	1,039,036	1,017,978	21,058	—
Expiring 06/18/25	BNY	KRW	1,494,331	1,038,473	1,017,979	20,494	—
Thai Baht,
Expiring 06/18/25	CITI	THB	12,605	372,000	373,638	—	(1,638)
Expiring 06/18/25	HSBC	THB	40,091	1,191,141	1,188,353	2,788	—

				$39,938,918	$41,120,931	119,714	(1,301,727)

						$327,551	$(1,380,045)

Credit default swap agreements outstanding at March 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	1,050	*	$1,410	$(307)	$1,717	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR 685	$(18,760)	$(13,960)	$(4,800)	BARC
U.S. Treasury Bond	06/20/25	0.250%(Q)	EUR 180	23	(23)	46	BARC

				$(18,737)	$(13,983)	$(4,754)

See Notes to Financial Statements.

PGIM Balanced Fund 73

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Credit default swap agreements outstanding at March 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	470	0.269%	$2,619	$2,435	$184	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	470	0.245%	2,702	2,469	233	GSI
Hellenic Republic	06/20/27	1.000%(Q)	100	0.239%	1,663	1,549	114	BARC
Hellenic Republic	12/20/27	1.000%(Q)	75	0.305%	1,380	1,291	89	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	255	0.066%	615	536	79	BARC
Morgan Stanley	12/20/25	1.000%(Q)	470	0.255%	2,669	2,435	234	GSI
Petroleos Mexicanos	12/24/25	3.750%(Q)	525	2.789%	4,067	—	4,067	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q)	390	*	4,287	—	4,287	GSI
Republic of Italy	06/20/25	1.000%(Q)	450	0.085%	1,066	946	120	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	345	1.326%	(1,225)	(2,072)	847	GSI

					$19,843	$9,589	$10,254

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	1,780	3.771%	$104,830	$94,745	$(10,085)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	10,575	0.614%	208,412	194,480	(13,932)

					$313,242	$289,225	$(24,017)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.455%	$(34,697)	$77,267	$111,964
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.455%	237,353	243,791	6,438
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.455%	(8,272)	44,765	53,037
	30,480	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/4.330%	—	(822)	(822)
	27,355	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/4.410%	—	63,184	63,184
	20,450	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.410%	803	(35,730)	(36,533)
	11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.410%	—	(30,862)	(30,862)

See Notes to Financial Statements.

PGIM Balanced Fund 75

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Interest rate swap agreements outstanding at March 31, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.410%	$59,930	$74,638	$14,708
14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.410%	—	(76,619)	(76,619)
2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.410%	479	(33,308)	(33,787)
5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.410%	1,430	61,781	60,351
3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.410%	(3,599)	(53,997)	(50,398)
3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.410%	—	27,973	27,973
3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.410%	(21,488)	(47,813)	(26,325)
635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.410%	289,857	295,584	5,727
3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.410%	51,991	43,927	(8,064)
2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.410%	20,643	56,609	35,966
2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.410%	—	6,146	6,146

				$594,430	$716,514	$122,084

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS-40bps(T)/3.930%	GSI	09/19/25	(6,166)	$47,783	$—	$47,783

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$11,661	$(16,362)	$59,800	$(4,800)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$3,283,626
GS	—	1,060,458

Total	$—	$4,344,084

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$10,439,789	$—	$—
Common Stocks	458,342,416	101,657,978	5
Preferred Stocks	1,818,704	179,535	8,564
Warrants	—	5,856	—
Asset-Backed Securities
Automobiles	—	5,444,725	—
Collateralized Loan Obligations	—	27,609,146	—
Consumer Loans	—	3,810,262	—
Equipment	—	50,174	—
Home Equity Loans	—	2,897,714	—
Other	—	3,272,474	—
Student Loans	—	515,725	—
Commercial Mortgage-Backed Securities	—	58,448,350	—
Corporate Bonds	—	138,205,871	117,134
Floating Rate and Other Loans	—	496,388	396,507

See Notes to Financial Statements.

PGIM Balanced Fund 77

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Municipal Bonds	$—	$2,272,980	$—
Residential Mortgage-Backed Securities	—	15,579,647	548,246
Sovereign Bonds	—	6,585,532	—
U.S. Government Agency Obligations	—	78,196,381	—
U.S. Treasury Obligations	—	32,647,547	—
Short-Term Investments
Affiliated Mutual Funds	40,542,779	—	—
U.S. Treasury Obligation	—	1,060,458	—
Options Purchased	—	34,286	—

Total	$511,143,688	$478,971,029	$1,070,456

Liabilities
Options Written	$(27,788)	$(145,518)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Futures Contracts	1,071,294	—	—
OTC Forward Foreign Currency Exchange Contracts	—	327,551	—
OTC Credit Default Swap Agreements	—	16,804	5,697
Centrally Cleared Interest Rate Swap Agreements	—	385,494	—
OTC Total Return Swap Agreement	—	47,783	—

Total	$1,071,294	$777,632	$5,697

Liabilities
Forward Commitment Contracts	$—	$(1,899,913)	$—
Futures Contracts	(129,510)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,380,045)	—
Centrally Cleared Credit Default Swap Agreements	—	(24,017)	—
OTC Credit Default Swap Agreements	—	(19,985)	—
Centrally Cleared Interest Rate Swap Agreements	—	(263,410)	—

Total	$(129,510)	$(3,587,370)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

U.S. Government Agency Obligations	8.1%
Banks	7.2
Commercial Mortgage-Backed Securities	6.0
Semiconductors & Semiconductor Equipment	4.9
Software	4.4
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	4.2
Technology Hardware, Storage & Peripherals	3.6
U.S. Treasury Obligations	3.5
Pharmaceuticals	3.2
Interactive Media & Services	3.1
Collateralized Loan Obligations	2.8
Financial Services	2.3
Insurance	2.1
Broadline Retail	1.9
Oil, Gas & Consumable Fuels	1.9
Aerospace & Defense	1.7
Residential Mortgage-Backed Securities	1.7
Automobiles	1.7
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.3
Electric	1.2
Health Care Equipment & Supplies	1.2
Biotechnology	1.1
Affiliated Exchange-Traded Fund	1.1
Entertainment	1.0
Consumer Staples Distribution & Retail	1.0
IT Services	0.9
Health Care Providers & Services	0.9
Specialty Retail	0.9
Machinery	0.9
Pipelines	0.9
Telecommunications	0.8
Chemicals	0.8
Electrical Equipment	0.8
Communications Equipment	0.8
Oil & Gas	0.8
Life Sciences Tools & Services	0.8
Real Estate Investment Trusts (REITs)	0.7
Diversified Telecommunication Services	0.7
Sovereign Bonds	0.7
Healthcare-Services	0.7

Beverages	0.7%
Media	0.7
Metals & Mining	0.6
Tobacco	0.6
Industrial Conglomerates	0.6
Multi-Utilities	0.6
Specialized REITs	0.6
Electric Utilities	0.5
Ground Transportation	0.5
Food Products	0.5
Professional Services	0.4
Real Estate Management & Development	0.4
Consumer Loans	0.4
Passenger Airlines	0.4
Household Products	0.4
Auto Manufacturers	0.4
Building Products	0.3
Other	0.3
Air Freight & Logistics	0.3
Industrial REITs	0.3
Foods	0.3
Home Equity Loans	0.3
Electronic Equipment, Instruments & Components	0.3
Wireless Telecommunication Services	0.3
Retail	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.3
Agriculture	0.2
Municipal Bonds	0.2
Household Durables	0.2
Consumer Finance	0.2
Commercial Services	0.2
Home Builders	0.2
Lodging	0.2
Automobile Components	0.2
Diversified Financial Services	0.2
Construction & Engineering	0.2
Gas	0.2
Engineering & Construction	0.2
Semiconductors	0.2
Packaging & Containers	0.2
Leisure Time	0.2
Textiles, Apparel & Luxury Goods	0.1

See Notes to Financial Statements.

PGIM Balanced Fund 79

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Industry Classification (continued):

Auto Parts & Equipment	0.1%
Mining	0.1
Commercial Services & Supplies	0.1
Building Materials	0.1
Gas Utilities	0.1
Retail REITs	0.1
Marine Transportation	0.1
Airlines	0.1
Trucking & Leasing	0.1
Holding Companies-Diversified	0.1
Water Utilities	0.1
Transportation	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Real Estate	0.1
Student Loans	0.1
Miscellaneous Manufacturing	0.0	*
Distribution/Wholesale	0.0	*
Health Care REITs	0.0	*
Healthcare-Products	0.0	*
Oil & Gas Services	0.0	*
Computers	0.0	*
Office REITs	0.0	*
Housewares	0.0	*
Containers & Packaging	0.0	*

Independent Power & Renewable Electricity Producers	0.0	*%
Machinery-Diversified	0.0	*
Paper & Forest Products	0.0	*
Iron/Steel	0.0	*
Leisure Products	0.0	*
Residential REITs	0.0	*
Internet	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Environmental Control	0.0	*
Diversified REITs	0.0	*
Multi-National	0.0	*
Equipment	0.0	*
Hotel & Resort REITs	0.0	*
Options Purchased	0.0	*

	102.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.2)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$24,017	*

Credit contracts	Premiums paid for OTC swap agreements	11,661	Premiums received for OTC swap agreements	16,362

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unaffiliated investments	$10,744		Options written outstanding, at value	$13,385

Credit contracts	Unrealized appreciation on OTC swap agreements	12,017		Unrealized depreciation on OTC swap agreements	4,800
Equity contracts	—	—		Due from/to broker-variation margin futures	121,440	*
Foreign exchange contracts	Unaffiliated investments	23,542		Options written outstanding, at value	132,133
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	327,551		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,380,045
Interest rate contracts	Due from/to broker-variation margin futures	1,071,294	*	Due from/to broker-variation margin futures	8,070	*
Interest rate contracts	Due from/to broker-variation margin swaps	385,494	*	Due from/to broker-variation margin swaps	263,410	*
Interest rate contracts		—		Options written outstanding, at value	27,788
Interest rate contracts	Unrealized appreciation on OTC swap agreements	47,783		—	—

		$1,890,086			$1,991,450

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(13,950)	$29,437	$—	$—	$60,695
Equity contracts	—	—	(1,261,453)	—	—
Foreign exchange contracts	(10,160)	57,646	—	1,495,010	—
Interest rate contracts	(8,393)	3,900	(1,097,804)	—	(829,906)

Total	$(32,503)	$90,983	$(2,359,257)	$1,495,010	$(769,211)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Balanced Fund 81

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$338	$4,734	$—	$—	$(36,202)
Equity contracts	—	—	(159,437)	—	—
Foreign exchange contracts	(6,355)	(5,550)	—	(283,647)	—
Interest rate contracts	—	(256)	1,117,453	—	(1,009,371)

Total	$(6,017)	$(1,072)	$958,016	$(283,647)	$(1,045,573)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$23,004

Options Written (2)	29,247,672

Futures Contracts - Long Positions (2)	84,948,148

Futures Contracts - Short Positions (2)	6,764,554

Forward Foreign Currency Exchange Contracts - Purchased (3)	16,992,573

Forward Foreign Currency Exchange Contracts - Sold (3)	41,070,888

Interest Rate Swap Agreements (2)	131,332,570

Credit Default Swap Agreements - Buy Protection (2)	1,619,895

Credit Default Swap Agreements - Sell Protection (2)	26,419,998

Total Return Swap Agreements (2)	23,004,483

*	Average volume is based on average quarter end balances for the six months ended March 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$24,554,649	$(24,554,649)	$—

See Notes to Financial Statements.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$55,432	$(494,019)	$(438,587)	$418,195	$(20,392)
BNP	21,058	(4,716)	16,342	—	16,342
BNY	20,494	—	20,494	—	20,494
BOA	21,492	(21,869)	(377)	377	—
CITI	83,649	(71,497)	12,152	—	12,152
DB	4,561	(1,509)	3,052	—	3,052
GSI	80,852	(81,961)	(1,109)	—	(1,109)
HSBC	36,317	(16,123)	20,194	—	20,194
JPM	42,237	(46,332)	(4,095)	—	(4,095)
MSI	58,218	(102,161)	(43,943)	—	(43,943)
SSB	—	(333,920)	(333,920)	333,920	—
TD	—	(3,197)	(3,197)	—	(3,197)
UAG	8,988	(369,421)	(360,433)	360,433	—

	$433,298	$(1,546,725)	$(1,113,427)	$1,112,925	$(502)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund 83

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Assets

Investments at value, including securities on loan of $24,554,649:
Unaffiliated investments (cost $795,036,647)	$940,202,605
Affiliated investments (cost $50,976,960)	50,982,568
Foreign currency, at value (cost $360,434)	358,804
Receivable for investments sold	7,532,634
Dividends and interest receivable	3,901,062
Receivable for Fund shares sold	997,757
Tax reclaim receivable	506,453
Unrealized appreciation on OTC forward foreign currency exchange contracts	327,551
Unrealized appreciation on OTC swap agreements	59,800
Due from broker—variation margin futures	56,747
Foreign capital gains tax benefit accrued	24,122
Premiums paid for OTC swap agreements	11,661
Prepaid expenses	4,025

Total Assets	1,004,965,789

Liabilities
Payable to broker for collateral for securities on loan	24,822,327
Payable for investments purchased	3,478,475
Payable for Fund shares purchased	2,221,160
Forward commitment contracts, at value (proceeds receivable $1,898,027)	1,899,913
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,380,045
Management fee payable	460,980
Accrued expenses and other liabilities	317,738
Distribution fee payable	219,283
Options written outstanding, at value (premiums received $177,109)	173,306
Affiliated transfer agent fee payable	79,464
Premiums received for OTC swap agreements	16,362
Due to broker—variation margin swaps	13,756
Unrealized depreciation on OTC swap agreements	4,800
Dividends payable	50

Total Liabilities	35,087,659

Net Assets	$969,878,130

Net assets were comprised of:
Common stock, at par	$56,752
Paid-in capital in excess of par	808,961,805
Total distributable earnings (loss)	160,859,573

Net assets, March 31, 2025	$969,878,130

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($697,989,723 ÷ 40,958,044 shares of common stock issued and outstanding)	$17.04
Maximum sales charge (3.25% of offering price)	0.57

Maximum offering price to public	$17.61

Class C

Net asset value, offering price and redemption price per share, ($43,716,557 ÷ 2,545,031 shares of common stock issued and outstanding)	$17.18

Class R

Net asset value, offering price and redemption price per share, ($32,026 ÷ 1,878 shares of common stock issued and outstanding)	$17.05

Class Z

Net asset value, offering price and redemption price per share, ($111,184,105 ÷ 6,457,941 shares of common stock issued and outstanding)	$17.22

Class R6

Net asset value, offering price and redemption price per share, ($116,955,719 ÷ 6,788,647 shares of common stock issued and outstanding)	$17.23

See Notes to Financial Statements.

PGIM Balanced Fund 85

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)

Income
Interest income	$9,387,050
Unaffiliated dividend income (net of $182,197 foreign withholding tax)	4,820,218
Affiliated dividend income	553,470
Affiliated income from securities lending, net	4,957

Total income	14,765,695

Expenses
Management fee	3,286,646
Distribution fee(a)	1,338,770
Transfer agent’s fees and expenses (including affiliated expense of $182,370)(a)	482,341
Custodian and accounting fees	130,062
Shareholders’ reports	44,773
Registration fees(a)	43,379
Audit fee	27,704
Professional fees	24,723
Directors’ fees	11,097
Miscellaneous	36,936

Total expenses	5,426,431
Less: Fee waiver and/or expense reimbursement(a)	(484,271)
Distribution fee waiver(a)	(42)

Net expenses	4,942,118

Net investment income (loss)	9,823,577

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(878)) (net of foreign capital gains taxes $(88,999))	23,261,699
Affiliated net capital gain distributions received	2,715
Futures transactions	(2,359,257)
Forward currency contract transactions	1,495,010
Options written transactions	90,983
Swap agreement transactions	(769,211)
Foreign currency transactions	(157,802)

21,564,137

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,609) (net of change in foreign capital gains taxes $390,777)	(54,961,845)
Futures	958,016
Forward currency contracts	(283,647)
Options written	(1,072)
Swap agreements	(1,045,573)
Foreign currencies	(16,546)

(55,350,667)

Net gain (loss) on investment and foreign currency transactions	(33,786,530)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(23,962,953)

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,091,582	247,062	126	—	—
Transfer agent’s fees and expenses	365,951	33,438	275	81,639	1,038
Registration fees	14,068	8,121	3,397	7,602	10,191
Fee waiver and/or expense reimbursement	(393,093)	(13,241)	(3,627)	(30,905)	(43,405)
Distribution fee waiver	—	—	(42)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund 87

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,823,577	$20,137,909
Net realized gain (loss) on investment and foreign currency transactions	21,561,422	56,042,350
Affiliated net capital gain distributions received	2,715	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(55,350,667)	142,420,554

Net increase (decrease) in net assets resulting from operations	(23,962,953)	218,600,813

Dividends and Distributions
Distributions from distributable earnings
Class A	(44,731,695)	(15,816,715)
Class C	(2,829,799)	(811,543)
Class R	(2,036)	(512)
Class Z	(7,090,788)	(3,150,242)
Class R6	(7,480,063)	(2,423,192)

	(62,134,381)	(22,202,204)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	54,681,078	119,645,937
Net asset value of shares issued in reinvestment of dividends and distributions	60,809,046	21,753,026
Cost of shares purchased	(89,965,182)	(203,484,982)

Net increase (decrease) in net assets from Fund share transactions	25,524,942	(62,086,019)

Total increase (decrease)	(60,572,392)	134,312,590

Net Assets:
Beginning of period	1,030,450,522	896,137,932

End of period	$969,878,130	$1,030,450,522

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2025

			Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.60		$15.18	$13.75	$18.70	$15.96	$15.61
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.32	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.60)		3.46	1.44	(3.02)	2.75	0.63
Total from investment operations	(0.43)		3.81	1.76	(2.78)	2.98	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.33)	(0.29)	(0.20)	(0.24)
Distributions from net realized gains	(0.93)		-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(1.13)		(0.39)	(0.33)	(2.17)	(0.24)	(0.52)
Net asset value, end of period	$17.04		$18.60	$15.18	$13.75	$18.70	$15.96
Total Return(b):	(2.40)%		25.36%	12.83%	(16.95)%	18.76%	5.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$697,990		$742,275	$639,625	$615,650	$760,976	$616,646
Average net assets (000)	$729,721		$695,663	$652,990	$732,873	$710,895	$593,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.11	%(d)	1.12%	1.15%	1.12%	1.11%	1.16%
Net investment income (loss)	1.92	%(d)	2.05%	2.13%	1.46%	1.28%	1.52%
Portfolio turnover rate(e)(f)	47%		107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 89

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2025

			Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.74		$15.29	$13.85	$18.81	$16.06	$15.71
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.20	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.60)		3.49	1.45	(3.03)	2.77	0.64
Total from investment operations	(0.50)		3.70	1.65	(2.92)	2.86	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.21)	(0.16)	(0.07)	(0.13)
Distributions from net realized gains	(0.93)		-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(1.06)		(0.25)	(0.21)	(2.04)	(0.11)	(0.41)
Net asset value, end of period	$17.18		$18.74	$15.29	$13.85	$18.81	$16.06
Total Return(b):	(2.78)%		24.39%	11.89%	(17.58)%	17.82%	4.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,717		$53,052	$56,162	$65,656	$93,656	$95,166
Average net assets (000)	$49,548		$55,084	$63,635	$85,096	$96,972	$102,396
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82	%(d)	1.81%	1.82%	1.79%	1.78%	1.77%
Expenses before waivers and/or expense reimbursement	1.87	%(d)	1.87%	1.88%	1.84%	1.82%	1.84%
Net investment income (loss)	1.09	%(d)	1.24%	1.30%	0.65%	0.50%	0.75%
Portfolio turnover rate(e)(f)	47%		107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31, 2025

			Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.61		$15.19	$13.75	$18.70	$15.97	$15.64
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.25	0.16	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.60)		3.46	1.45	(3.02)	2.75	0.64
Total from investment operations	(0.47)		3.73	1.70	(2.86)	2.89	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.26)	(0.21)	(0.12)	(0.19)
Distributions from net realized gains	(0.93)		-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(1.09)		(0.31)	(0.26)	(2.09)	(0.16)	(0.47)
Net asset value, end of period	$17.05		$18.61	$15.19	$13.75	$18.70	$15.97
Total Return(b):	(2.63)%		24.76%	12.37%	(17.36)%	18.15%	5.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$31	$31	$209	$427	$1,135
Average net assets (000)	$34		$28	$120	$402	$675	$1,439
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	23.25	%(d)	27.98%	7.12%	3.39%	2.72%	2.61%
Net investment income (loss)	1.45	%(d)	1.57%	1.66%	0.97%	0.80%	1.04%
Portfolio turnover rate(e)(f)	47%		107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 91

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2025

			Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.79		$15.32	$13.87	$18.85	$16.09	$15.73
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.35	0.28	0.27	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.61)		3.50	1.46	(3.05)	2.77	0.65
Total from investment operations	(0.42)		3.89	1.81	(2.77)	3.04	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.42)	(0.36)	(0.33)	(0.24)	(0.28)
Distributions from net realized gains	(0.93)		-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(1.15)		(0.42)	(0.36)	(2.21)	(0.28)	(0.56)
Net asset value, end of period	$17.22		$18.79	$15.32	$13.87	$18.85	$16.09
Total Return(b):	(2.31)%		25.70%	13.02%	(16.74)%	18.99%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,184		$116,245	$112,934	$113,095	$171,776	$147,635
Average net assets (000)	$115,584		$127,119	$115,259	$146,908	$165,225	$156,846
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.78%	0.79%	0.78%	0.77%	0.78%
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.84%	0.85%	0.83%	0.81%	0.85%
Net investment income (loss)	2.11	%(d)	2.28%	2.33%	1.65%	1.50%	1.74%
Portfolio turnover rate(e)(f)	47%		107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31, 2025

			Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.79		$15.33	$13.88	$18.86	$16.10	$15.74
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.41	0.38	0.30	0.30	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.60)		3.50	1.45	(3.05)	2.76	0.65
Total from investment operations	(0.39)		3.91	1.83	(2.75)	3.06	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.45)	(0.38)	(0.35)	(0.26)	(0.30)
Distributions from net realized gains	(0.93)		-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(1.17)		(0.45)	(0.38)	(2.23)	(0.30)	(0.58)
Net asset value, end of period	$17.23		$18.79	$15.33	$13.88	$18.86	$16.10
Total Return(b):	(2.20)%		25.79%	13.24%	(16.66)%	19.12%	6.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,956		$118,847	$87,387	$78,207	$85,533	$54,613
Average net assets (000)	$120,339		$95,201	$85,614	$88,957	$71,970	$44,247
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.73%	0.72%	0.72%	0.74%
Net investment income (loss)	2.27	%(d)	2.40%	2.48%	1.82%	1.63%	1.88%
Portfolio turnover rate(e)(f)	47%		107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 93

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

PGIM Balanced Fund 95

Notes to Financial Statements  (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

PGIM Balanced Fund 97

Notes to Financial Statements  (unaudited) (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

PGIM Balanced Fund 99

Notes to Financial Statements  (unaudited) (continued)

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

PGIM Balanced Fund 101

Notes to Financial Statements  (unaudited) (continued)

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Balanced Fund 103

Notes to Financial Statements  (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Balanced Fund 105

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services,

including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

PGIM Balanced Fund 107

Notes to Financial Statements  (unaudited) (continued)

distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$223,586	$2,709

C	—	1,346

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by

PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$436,333,305	$467,194,600

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded fund for the reporting period ended March 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ 1,057,645	$ 9,382,504	$ —	$ (360)	$ —	$ 10,439,789	203,465	$131,286		$2,715

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wa)
9,963,794	149,258,579	143,563,174	—	—	15,659,199	15,659,199	422,184		—

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wa)

3,198,811	85,284,096	63,600,418	1,969	(878)	24,883,580	24,898,519	4,957	(2)	—

$13,162,605	$234,542,675	$207,163,592	$1,969	$(878)	$40,542,779		$427,141		$ —

$14,220,250	$243,925,179	$207,163,592	$1,609	$(878)	$50,982,568		$558,427		$2,715

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

PGIM Balanced Fund 109

Notes to Financial Statements  (unaudited) (continued)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$847,580,832	$183,389,051	$(41,820,273)	$141,568,778

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	3,000,000
C	25,000,000
R	125,000,000
Z	280,000,000
T	75,000,000
R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	73,239	1.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	46.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2025:

Shares sold	1,561,990	$27,996,199

Shares issued in reinvestment of dividends and distributions	2,530,026	43,967,123

Shares purchased	(3,175,300)	(56,706,954)

Net increase (decrease) in shares outstanding before conversion	916,716	15,256,368

Shares issued upon conversion from other share class(es)	278,340	5,017,942

Shares purchased upon conversion into other share class(es)	(137,948)	(2,496,634)

Net increase (decrease) in shares outstanding	1,057,108	$17,777,676

PGIM Balanced Fund 111

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2024:

Shares sold	3,068,074	$51,938,560

Shares issued in reinvestment of dividends and distributions	917,730	15,579,523

Shares purchased	(6,444,054)	(109,034,426)

Net increase (decrease) in shares outstanding before conversion	(2,458,250)	(41,516,343)

Shares issued upon conversion from other share class(es)	592,652	10,105,067

Shares purchased upon conversion into other share class(es)	(368,760)	(6,334,630)

Net increase (decrease) in shares outstanding	(2,234,358)	$(37,745,906)

Class C

Six months ended March 31, 2025:

Shares sold	101,826	$1,846,645

Shares issued in reinvestment of dividends and distributions	159,582	2,797,300

Shares purchased	(269,106)	(4,816,490)

Net increase (decrease) in shares outstanding before conversion	(7,698)	(172,545)

Shares purchased upon conversion into other share class(es)	(278,040)	(5,048,595)

Net increase (decrease) in shares outstanding	(285,738)	$(5,221,140)

Year ended September 30, 2024:

Shares sold	332,765	$5,710,781

Shares issued in reinvestment of dividends and distributions	47,139	803,396

Shares purchased	(598,299)	(10,153,103)

Net increase (decrease) in shares outstanding before conversion	(218,395)	(3,638,926)

Shares purchased upon conversion into other share class(es)	(622,915)	(10,690,497)

Net increase (decrease) in shares outstanding	(841,310)	$(14,329,423)

Class R

Six months ended March 31, 2025:

Shares sold	227	$4,145

Shares issued in reinvestment of dividends and distributions	117	2,036

Shares purchased	(158)	(2,819)

Net increase (decrease) in shares outstanding	186	$3,362

Year ended September 30, 2024:

Shares sold	172	$2,919

Shares issued in reinvestment of dividends and distributions	30	512

Shares purchased	(545)	(8,481)

Net increase (decrease) in shares outstanding	(343)	$(5,050)

Share Class	Shares	Amount

Class Z

Six months ended March 31, 2025:

Shares sold	663,747	$11,891,293

Shares issued in reinvestment of dividends and distributions	373,983	6,562,830

Shares purchased	(895,529)	(16,126,497)

Net increase (decrease) in shares outstanding before conversion	142,201	2,327,626

Shares issued upon conversion from other share class(es)	134,128	2,454,117

Shares purchased upon conversion into other share class(es)	(6,231)	(115,944)

Net increase (decrease) in shares outstanding	270,098	$4,665,799

Year ended September 30, 2024:

Shares sold	1,377,259	$23,055,855

Shares issued in reinvestment of dividends and distributions	171,894	2,946,940

Shares purchased	(3,100,549)	(54,624,505)

Net increase (decrease) in shares outstanding before conversion	(1,551,396)	(28,621,710)

Shares issued upon conversion from other share class(es)	380,317	6,582,681

Shares purchased upon conversion into other share class(es)	(11,530)	(202,045)

Net increase (decrease) in shares outstanding	(1,182,609)	$(22,241,074)

Class R6

Six months ended March 31, 2025:

Shares sold	709,733	$12,942,796

Shares issued in reinvestment of dividends and distributions	425,994	7,479,757

Shares purchased	(680,914)	(12,312,422)

Net increase (decrease) in shares outstanding before conversion	454,813	8,110,131

Shares issued upon conversion from other share class(es)	10,395	189,114

Net increase (decrease) in shares outstanding	465,208	$8,299,245

Year ended September 30, 2024:

Shares sold	2,170,512	$38,937,822

Shares issued in reinvestment of dividends and distributions	141,410	2,422,655

Shares purchased	(1,719,082)	(29,664,467)

Net increase (decrease) in shares outstanding before conversion	592,840	11,696,010

Shares issued upon conversion from other share class(es)	34,032	596,688

Shares purchased upon conversion into other share class(es)	(3,205)	(57,264)

Net increase (decrease) in shares outstanding	623,667	$12,235,434

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Balanced Fund 113

Notes to Financial Statements  (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2025. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $412,000, borrowed at a weighted average interest rate of 5.44%. The maximum loan outstanding amount during the period was $412,000. At March 31, 2025, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Balanced Fund 115

Notes to Financial Statements  (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Balanced Fund 117

Notes to Financial Statements  (unaudited) (continued)

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and

PGIM Balanced Fund 119

Notes to Financial Statements  (unaudited) (continued)

may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Value Fund	2
PGIM Jennison Growth Fund	16
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

1

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Aerospace & Defense 7.3%
Airbus SE (France)	47,243	$8,318,816
General Electric Co.	40,438	8,093,666
Northrop Grumman Corp.	5,349	2,738,741

		19,151,223

Automobiles 2.7%
General Motors Co.	149,960	7,052,619

Banks 13.4%
Bank of America Corp.	185,656	7,747,425
JPMorgan Chase & Co.	51,829	12,713,653
PNC Financial Services Group, Inc. (The)	45,892	8,066,437
Truist Financial Corp.	161,366	6,640,211

		35,167,726

Biotechnology 4.8%
AbbVie, Inc.	60,334	12,641,180

Capital Markets 5.2%
Blackstone, Inc.	36,205	5,060,735
Goldman Sachs Group, Inc. (The)	15,483	8,458,208

		13,518,943

Chemicals 3.1%
Linde PLC	17,420	8,111,449

Consumer Staples Distribution & Retail 4.5%
Walmart, Inc.	133,803	11,746,565

Electric Utilities 1.9%
PG&E Corp.	282,930	4,860,738

Ground Transportation 3.3%
Union Pacific Corp.	36,472	8,616,145

Health Care Providers & Services 1.5%
CVS Health Corp.	59,759	4,048,672

See Notes to Financial Statements.

2

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables 2.3%
Toll Brothers, Inc.	58,075	$6,132,139

Industrial Conglomerates 2.9%
3M Co.	51,018	7,492,504

Insurance 6.2%
Chubb Ltd.	22,452	6,780,280
MetLife, Inc.	117,884	9,464,906

		16,245,186

Interactive Media & Services 3.0%
Meta Platforms, Inc. (Class A Stock)	13,664	7,875,383

Multi-Utilities 4.8%
NiSource, Inc.	311,303	12,480,137

Oil, Gas & Consumable Fuels 10.5%
Cheniere Energy, Inc.	28,948	6,698,567
Exxon Mobil Corp.	99,372	11,818,312
Shell PLC, ADR	123,478	9,048,468

		27,565,347

Pharmaceuticals 8.3%
AstraZeneca PLC (United Kingdom), ADR	122,036	8,969,646
Bristol-Myers Squibb Co.	129,820	7,917,722
Eli Lilly & Co.	6,055	5,000,885

		21,888,253

Residential REITs 2.8%
Camden Property Trust	59,561	7,284,310

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	15,533	2,600,690
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	21,064	3,496,624

		6,097,314

Software 7.2%
Microsoft Corp.	17,668	6,632,391

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  3

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Oracle Corp.	38,377	$5,365,488
Salesforce, Inc.	25,835	6,933,081

		18,930,960

Technology Hardware, Storage & Peripherals 1.6%
Dell Technologies, Inc. (Class C Stock)	46,002	4,193,082

TOTAL LONG-TERM INVESTMENTS (cost $193,493,381)		261,099,875

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.488%) (cost $2,910,848)(wb)	2,910,848	2,910,848

TOTAL INVESTMENTS 100.7% (cost $196,404,229)		264,010,723

Liabilities in excess of other assets (0.7)%		(1,963,724)

NET ASSETS 100.0%		$262,046,999

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

4

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,832,407	$8,318,816	$—
Automobiles	7,052,619	—	—
Banks	35,167,726	—	—
Biotechnology	12,641,180	—	—
Capital Markets	13,518,943	—	—
Chemicals	8,111,449	—	—
Consumer Staples Distribution & Retail	11,746,565	—	—
Electric Utilities	4,860,738	—	—
Ground Transportation	8,616,145	—	—
Health Care Providers & Services	4,048,672	—	—
Household Durables	6,132,139	—	—
Industrial Conglomerates	7,492,504	—	—
Insurance	16,245,186	—	—
Interactive Media & Services	7,875,383	—	—
Multi-Utilities	12,480,137	—	—
Oil, Gas & Consumable Fuels	27,565,347	—	—
Pharmaceuticals	21,888,253	—	—
Residential REITs	7,284,310	—	—
Semiconductors & Semiconductor Equipment	6,097,314	—	—
Software	18,930,960	—	—
Technology Hardware, Storage & Peripherals	4,193,082	—	—
Short-Term Investment
Affiliated Mutual Fund	2,910,848	—	—

Total	$255,691,907	$8,318,816	$—

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  5

PGIM Jennison Focused Value Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Banks	13.4%
Oil, Gas & Consumable Fuels	10.5
Pharmaceuticals	8.3
Aerospace & Defense	7.3
Software	7.2
Insurance	6.2
Capital Markets	5.2
Biotechnology	4.8
Multi-Utilities	4.8
Consumer Staples Distribution & Retail	4.5
Ground Transportation	3.3
Chemicals	3.1
Interactive Media & Services	3.0
Industrial Conglomerates	2.9

Residential REITs	2.8%
Automobiles	2.7
Household Durables	2.3
Semiconductors & Semiconductor Equipment	2.3
Electric Utilities	1.9
Technology Hardware, Storage & Peripherals	1.6
Health Care Providers & Services	1.5
Affiliated Mutual Fund	1.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

6

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $193,493,381)	$261,099,875
Affiliated investments (cost $2,910,848)	2,910,848
Receivable for investments sold	967,737
Receivable for Fund shares sold	649,140
Dividends receivable	146,817
Tax reclaim receivable	9,707
Prepaid expenses	1,058

Total Assets	265,785,182

Liabilities
Payable for Fund shares purchased	3,469,586
Management fee payable	131,459
Accrued expenses and other liabilities	70,465
Distribution fee payable	48,516
Affiliated transfer agent fee payable	18,157

Total Liabilities	3,738,183

Net Assets	$262,046,999

Net assets were comprised of:
Common stock, at par	$13,139
Paid-in capital in excess of par	184,581,135
Total distributable earnings (loss)	77,452,725

Net assets, March 31, 2025	$262,046,999

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  7

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2025

Class A

Net asset value and redemption price per share, ($ 177,741,704 ÷ 9,057,550 shares of common stock issued and outstanding)	$19.62
Maximum sales charge (5.50% of offering price)	1.14

Maximum offering price to public	$20.76

Class C

Net asset value, offering price and redemption price per share, ($ 2,927,885 ÷ 221,994 shares of common stock issued and outstanding)	$13.19

Class R

Net asset value, offering price and redemption price per share, ($ 244,865 ÷ 15,925 shares of common stock issued and outstanding)	$15.38

Class Z

Net asset value, offering price and redemption price per share, ($ 72,910,809 ÷ 3,452,862 shares of common stock issued and outstanding)	$21.12

Class R6

Net asset value, offering price and redemption price per share, ($ 8,221,736 ÷ 390,795 shares of common stock issued and outstanding)	$21.04

See Notes to Financial Statements.

8

PGIM Jennison Focused Value Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,025 foreign withholding tax)	$2,281,398
Affiliated dividend income	164,238
Affiliated income from securities lending, net	704

Total income	2,446,340

Expenses
Management fee	739,093
Distribution fee(a)	293,167
Transfer agent’s fees and expenses (including affiliated expense of $42,109)(a)	128,996
Registration fees(a)	36,836
Custodian and accounting fees	24,443
Shareholders’ reports	17,998
Professional fees	17,978
Audit fee	13,381
Directors’ fees	5,903
Miscellaneous	11,604

Total expenses	1,289,399
Less: Fee waiver and/or expense reimbursement(a)	(22,889)
Distribution fee waiver(a)	(311)

Net expenses	1,266,199

Net investment income (loss)	1,180,141

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(117))	9,728,513
Foreign currency transactions	1,686

9,730,199

Net change in unrealized appreciation (depreciation) on investments	(13,871,021)

Net gain (loss) on investment and foreign currency transactions	(4,140,822)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,960,681)

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	276,854	15,379	934	—	—
Transfer agent’s fees and expenses	100,153	3,179	496	24,973	195
Registration fees	9,425	7,490	2,900	9,096	7,925
Fee waiver and/or expense reimbursement	—	—	(2,953)	(14,514)	(5,422)
Distribution fee waiver	—	—	(311)	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  9

PGIM Jennison Focused Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 1,180,141	$ 2,241,356
Net realized gain (loss) on investment and foreign currency transactions	9,730,199	18,697,940
Net change in unrealized appreciation (depreciation) on investments	(13,871,021)	41,836,039

Net increase (decrease) in net assets resulting from operations	(2,960,681)	62,775,335

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,429,968)	(14,291,362)
Class C	(331,862)	(371,536)
Class R	(25,134)	(26,975)
Class Z	(3,399,903)	(2,163,975)
Class R6	(531,906)	(327,078)

	(19,718,773)	(17,180,926)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	58,527,575	26,931,564
Net asset value of shares issued in reinvestment of dividends and distributions	19,505,539	16,969,161
Cost of shares purchased	(26,125,898)	(37,728,041)

Net increase (decrease) in net assets from Fund share transactions	51,907,216	6,172,684

Total increase (decrease)	29,227,762	51,767,093

Net Assets:

Beginning of period	232,819,237	181,052,144

End of period	$262,046,999	$232,819,237

See Notes to Financial Statements.

10

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.52		$17.42	$15.18	$18.37	$14.03	$15.63
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.16	0.16	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.15)		5.60	2.62	(2.50)	4.39	(0.38)
Total from investment operations	(0.06)		5.80	2.78	(2.34)	4.48	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.17)	(0.16)	(0.10)	(0.14)	(0.15)
Distributions from net realized gains	(1.64)		(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.84)		(1.70)	(0.54)	(0.85)	(0.14)	(1.34)
Net asset value, end of period	$19.62		$21.52	$17.42	$15.18	$18.37	$14.03
Total Return(b):	(0.62)%		35.78%	18.51%	(13.63)%	32.13%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,742		$183,532	$151,116	$140,226	$179,848	$151,149
Average net assets (000)	$185,076		$167,624	$153,596	$173,289	$173,975	$163,554
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09	%(d)	1.12%	1.17%	1.13%	1.11%	1.15%
Expenses before waivers and/or expense reimbursement	1.09	%(d)	1.12%	1.17%	1.13%	1.11%	1.15%
Net investment income (loss)	0.89	%(d)	1.04%	0.92%	0.88%	0.53%	0.85%
Portfolio turnover rate(e)	21%		42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 11

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.00		$12.65		$11.18		$13.78		$10.59		$12.15
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.03	)(b)	(0.02	)(b)	(0.02	)(b)	(0.05	)(b)	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		3.96		1.92		(1.83)		3.32		(0.29)
Total from investment operations	(0.12)		3.93		1.90		(1.85)		3.27		(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.05)		(-	)(c)	(0.08)		(0.08)
Distributions from net realized gains	(1.64)		(1.53)		(0.38)		(0.75)		-		(1.19)
Total dividends and distributions	(1.69)		(1.58)		(0.43)		(0.75)		(0.08)		(1.27)
Net asset value, end of period	$13.19		$15.00		$12.65		$11.18		$13.78		$10.59
Total Return(d):	(1.25)%		34.14%		17.26%		(14.57)%		31.06%		(3.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,928		$3,169		$3,110		$3,449		$5,279		$5,874
Average net assets (000)	$3,084		$3,134		$3,561		$4,688		$5,725		$8,068
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.37	%(f)	2.37%		2.27%		2.12%		2.03%		2.02%
Expenses before waivers and/or expense reimbursement	2.37	%(f)	2.37%		2.27%		2.12%		2.03%		2.02%
Net investment income (loss)	(0.38	)%(f)	(0.21)%		(0.17)%		(0.14)%		(0.39)%		(0.02)%
Portfolio turnover rate(g)	21%		42%		37%		31%		32%		128%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.24		$14.28	$12.54	$15.33	$11.75	$13.30
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	0.08	0.07	0.02	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		4.52	2.15	(2.06)	3.68	(0.30)
Total from investment operations	(0.07)		4.62	2.23	(1.99)	3.70	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.13)	(0.11)	(0.05)	(0.12)	(0.11)
Distributions from net realized gains	(1.64)		(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.79)		(1.66)	(0.49)	(0.80)	(0.12)	(1.30)
Net asset value, end of period	$15.38		$17.24	$14.28	$12.54	$15.33	$11.75
Total Return(b):	(0.82)%		35.31%	18.03%	(13.99)%	31.64%	(2.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$245		$241	$233	$431	$487	$494
Average net assets (000)	$250		$252	$370	$492	$562	$1,047
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53	%(d)	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	4.15	%(d)	4.11%	3.21%	2.72%	2.74%	2.91%
Net investment income (loss)	0.46	%(d)	0.64%	0.60%	0.49%	0.11%	0.38%
Portfolio turnover rate(e)	21%		42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 13

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.05		$18.54	$16.11	$19.44	$14.82	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.24	0.22	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		5.99	2.78	(2.65)	4.65	(0.42)
Total from investment operations	(0.03)		6.28	3.02	(2.43)	4.80	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.24)	(0.21)	(0.15)	(0.18)	(0.18)
Distributions from net realized gains	(1.64)		(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.90)		(1.77)	(0.59)	(0.90)	(0.18)	(1.37)
Net asset value, end of period	$21.12		$23.05	$18.54	$16.11	$19.44	$14.82
Total Return(b):	(0.46)%		36.34%	18.97%	(13.39)%	32.52%	(2.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,911		$39,789	$23,203	$23,080	$30,080	$30,153
Average net assets (000)	$51,498		$31,748	$22,891	$28,698	$30,701	$40,142
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.83%	0.82%	0.84%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.87%	0.86%	0.83%	0.82%	0.84%
Net investment income (loss)	1.24	%(d)	1.40%	1.33%	1.17%	0.82%	1.15%
Portfolio turnover rate(e)	21%		42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

PGIM Jennison Focused Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.97		$18.49	$16.06	$19.39	$14.79	$16.39
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.24	0.23	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		5.97	2.78	(2.66)	4.63	(0.41)
Total from investment operations	(0.03)		6.25	3.02	(2.43)	4.78	(0.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.24)	(0.21)	(0.15)	(0.18)	(0.18)
Distributions from net realized gains	(1.64)		(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.90)		(1.77)	(0.59)	(0.90)	(0.18)	(1.37)
Net asset value, end of period	$21.04		$22.97	$18.49	$16.06	$19.39	$14.79
Total Return(b):	(0.42)%		36.28%	19.03%	(13.43)%	32.54%	(2.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,222		$6,089	$3,392	$4,902	$2,878	$1,151
Average net assets (000)	$7,133		$4,509	$4,806	$2,998	$1,894	$1,210
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.83%	0.82%	0.84%
Expenses before waivers and/or expense reimbursement	0.90	%(d)	1.04%	0.90%	1.00%	0.98%	1.83%
Net investment income (loss)	1.23	%(d)	1.38%	1.35%	1.20%	0.80%	1.17%
Portfolio turnover rate(e)	21%		42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 15

PGIM Jennison Growth Fund

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS

Aerospace & Defense 3.5%
Axon Enterprise, Inc.*	61,620	$32,409,039
Boeing Co. (The)*	788,982	134,560,880
General Electric Co.	503,835	100,842,575

		267,812,494

Automobiles 2.1%
Tesla, Inc.*	634,979	164,561,158

Biotechnology 1.9%
Vertex Pharmaceuticals, Inc.*	296,695	143,843,670

Broadline Retail 9.3%
Amazon.com, Inc.*	3,349,535	637,282,529
MercadoLibre, Inc. (Brazil)*	41,587	81,130,831

		718,413,360

Capital Markets 2.2%
Goldman Sachs Group, Inc. (The)(a)	72,682	39,705,450
KKR & Co., Inc.	356,153	41,174,848
LPL Financial Holdings, Inc.	72,317	23,657,783
Moody’s Corp.	137,374	63,973,698

		168,511,779

Consumer Staples Distribution & Retail 4.3%
Costco Wholesale Corp.	189,330	179,064,528
Walmart, Inc.	1,727,584	151,664,599

		330,729,127

Electric Utilities 0.7%
Constellation Energy Corp.	255,063	51,428,353

Electrical Equipment 0.2%
Vertiv Holdings Co. (Class A Stock)	258,994	18,699,367

Entertainment 7.4%
Netflix, Inc.*	386,443	360,369,691

See Notes to Financial Statements.

16

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)
Spotify Technology SA*	153,503	$84,431,255
Walt Disney Co. (The)	1,296,203	127,935,236

		572,736,182

Financial Services 5.5%
Mastercard, Inc. (Class A Stock)	455,120	249,460,375
Visa, Inc. (Class A Stock)(a)	492,029	172,436,483

		421,896,858

Ground Transportation 1.8%
Uber Technologies, Inc.*	1,932,533	140,804,354

Health Care Equipment & Supplies 2.5%
Dexcom, Inc.*	809,626	55,289,359
Edwards Lifesciences Corp.*	840,787	60,940,242
Intuitive Surgical, Inc.*	149,432	74,009,187

		190,238,788

Hotels, Restaurants & Leisure 3.2%
Airbnb, Inc. (Class A Stock)*	561,807	67,113,464
Cava Group, Inc.*	329,680	28,487,649
Hilton Worldwide Holdings, Inc.	403,033	91,710,159
Starbucks Corp.	577,805	56,676,893

		243,988,165

Insurance 1.1%
Progressive Corp. (The)	290,559	82,231,103

Interactive Media & Services 9.7%
Alphabet, Inc. (Class A Stock)	946,752	146,405,729
Alphabet, Inc. (Class C Stock)	941,748	147,129,290
Meta Platforms, Inc. (Class A Stock)	796,447	459,040,193

		752,575,212

IT Services 0.7%
Snowflake, Inc. (Class A Stock)*	363,169	53,080,781

See Notes to Financial Statements.

PGIM Jennison Growth Fund  17

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Media 0.6%

Trade Desk, Inc. (The) (Class A Stock)*	793,151	$43,401,223

Pharmaceuticals 4.6%

Eli Lilly & Co.	320,205	264,460,512
Novo Nordisk A/S (Denmark), ADR(a)	1,370,987	95,201,337

		359,661,849

Semiconductors & Semiconductor Equipment 13.6%

Broadcom, Inc.	1,852,469	310,158,884
NVIDIA Corp.	5,803,518	628,985,281
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	437,751	72,666,666
Texas Instruments, Inc.	215,927	38,802,082

		1,050,612,913

Software 13.1%

Adobe, Inc.*	103,025	39,513,178
AppLovin Corp. (Class A Stock)*	131,226	34,770,953
Cadence Design Systems, Inc.*	520,659	132,419,203
Crowdstrike Holdings, Inc. (Class A Stock)*	335,825	118,405,179
Datadog, Inc. (Class A Stock)*	382,551	37,952,885
Microsoft Corp.	1,217,676	457,103,394
Salesforce, Inc.	279,030	74,880,491
Samsara, Inc. (Class A Stock)*	528,516	20,258,018
ServiceNow, Inc.*	124,007	98,726,933

		1,014,030,234

Specialty Retail 2.4%

Industria de Diseno Textil SA (Spain)	739,618	36,826,970
O’Reilly Automotive, Inc.*	71,844	102,922,278
TJX Cos., Inc. (The)	361,936	44,083,805

		183,833,053

Technology Hardware, Storage & Peripherals 5.7%

Apple, Inc.	1,975,666	438,854,688

See Notes to Financial Statements.

18

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.4%

adidas AG (Germany)	281,192	$66,322,087

NIKE, Inc. (Class B Stock)(a)	696,180	44,193,506

		110,515,593

TOTAL LONG-TERM INVESTMENTS (cost $3,415,085,152)		7,522,460,304

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	77,638,546	77,638,546
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $126,603,067; includes $126,176,445 of cash collateral for securities on loan)(b)(wb)	126,684,933	126,608,922

TOTAL SHORT-TERM INVESTMENTS (cost $204,241,613)		204,247,468

TOTAL INVESTMENTS 100.1% (cost $3,619,326,765)		7,726,707,772
Liabilities in excess of other assets (0.1)%		(10,703,888)

NET ASSETS 100.0%		$7,716,003,884

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,147,702; cash collateral of $126,176,445 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 19

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$267,812,494	$—	$—
Automobiles	164,561,158	—	—
Biotechnology	143,843,670	—	—
Broadline Retail	718,413,360	—	—
Capital Markets	168,511,779	—	—
Consumer Staples Distribution & Retail	330,729,127	—	—
Electric Utilities	51,428,353	—	—
Electrical Equipment	18,699,367	—	—
Entertainment	572,736,182	—	—
Financial Services	421,896,858	—	—
Ground Transportation	140,804,354	—	—
Health Care Equipment & Supplies	190,238,788	—	—
Hotels, Restaurants & Leisure	243,988,165	—	—
Insurance	82,231,103	—	—
Interactive Media & Services	752,575,212	—	—
IT Services	53,080,781	—	—
Media	43,401,223	—	—
Pharmaceuticals	359,661,849	—	—
Semiconductors & Semiconductor Equipment	1,050,612,913	—	—
Software	1,014,030,234	—	—
Specialty Retail.	147,006,083	36,826,970	—
Technology Hardware, Storage & Peripherals	438,854,688	—	—
Textiles, Apparel & Luxury Goods	44,193,506	66,322,087	—
Short-Term Investments
Affiliated Mutual Funds	204,247,468	—	—

Total	$7,623,558,715	$103,149,057	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	13.6%
Software	13.1
Interactive Media & Services	9.7

Broadline Retail	9.3%
Entertainment	7.4
Technology Hardware, Storage & Peripherals	5.7

See Notes to Financial Statements.

20

PGIM Jennison Growth Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Industry Classification (continued):

Financial Services	5.5%
Pharmaceuticals	4.6
Consumer Staples Distribution & Retail	4.3
Aerospace & Defense	3.5
Hotels, Restaurants & Leisure	3.2
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	2.6
Health Care Equipment & Supplies	2.5
Specialty Retail	2.4
Capital Markets	2.2
Automobiles	2.1
Biotechnology	1.9

Ground Transportation	1.8%
Textiles, Apparel & Luxury Goods	1.4
Insurance	1.1
IT Services	0.7
Electric Utilities	0.7
Media	0.6
Electrical Equipment	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$124,147,702	$(124,147,702)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Growth Fund  21

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2025

Assets

Investments at value, including securities on loan of $124,147,702:
Unaffiliated investments (cost $3,415,085,152)	$7,522,460,304
Affiliated investments (cost $204,241,613)	204,247,468
Foreign currency, at value (cost $1,257)	1,250
Receivable for investments sold	123,561,758
Receivable for Fund shares sold	8,944,690
Dividends receivable	2,234,109
Tax reclaim receivable	1,325,844
Prepaid expenses	34,499

Total Assets	7,862,809,922

Liabilities
Payable to broker for collateral for securities on loan	126,176,445
Payable for Fund shares purchased	14,381,101
Management fee payable	3,828,588
Accrued expenses and other liabilities	1,622,200
Distribution fee payable	663,602
Affiliated transfer agent fee payable	134,102

Total Liabilities	146,806,038

Net Assets	$7,716,003,884

Net assets were comprised of:
Common stock, at par	$ 131,384
Paid-in capital in excess of par	3,198,892,566
Total distributable earnings (loss)	4,516,979,934

Net assets, March 31, 2025	$7,716,003,884

See Notes to Financial Statements.

22

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2025

Class A

Net asset value and redemption price per share, ($1,779,839,857 ÷ 33,234,976 shares of common stock issued and outstanding)	$53.55
Maximum sales charge (5.50% of offering price)	3.12

Maximum offering price to public	$56.67

Class C

Net asset value, offering price and redemption price per share, ($103,523,708 ÷ 3,189,522 shares of common stock issued and outstanding)	$32.46

Class R

Net asset value, offering price and redemption price per share, ($226,045,709 ÷ 5,499,775 shares of common stock issued and outstanding)	$41.10

Class Z

Net asset value, offering price and redemption price per share, ($3,822,417,780 ÷ 61,179,228 shares of common stock issued and outstanding)	$62.48

Class R2

Net asset value, offering price and redemption price per share, ($4,175,929 ÷ 69,507 shares of common stock issued and outstanding)	$60.08

Class R4

Net asset value, offering price and redemption price per share, ($19,059,124 ÷ 309,361 shares of common stock issued and outstanding)	$61.61

Class R6

Net asset value, offering price and redemption price per share, ($1,760,941,777 ÷ 27,901,581 shares of common stock issued and outstanding)	$63.11

See Notes to Financial Statements.

PGIM Jennison Growth Fund 23

PGIM Jennison Growth Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $397,153 foreign withholding tax)	$19,916,012
Affiliated dividend income	1,229,790
Affiliated income from securities lending, net	20,309

Total income	21,166,111

Expenses
Management fee	24,285,283
Distribution fee(a)	4,565,880
Shareholder servicing fees(a)	13,000
Transfer agent’s fees and expenses (including affiliated expense of $304,995)(a)	3,491,139
Custodian and accounting fees	225,654
Shareholders’ reports	107,017
Registration fees(a)	97,232
Directors’ fees	57,051
Professional fees	39,170
Audit fee	13,465
Miscellaneous	99,101

Total expenses	32,993,992
Less: Fee waiver and/or expense reimbursement(a)	(3,236)
Distribution fee waiver(a)	(318,014)

Net expenses	32,672,742

Net investment income (loss)	(11,506,631)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,084))	483,315,621
Foreign currency transactions	6,016

483,321,637

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,855)	(783,964,388)
Foreign currencies	(17,782)

(783,982,170)

Net gain (loss) on investment and foreign currency transactions	(300,660,533)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(312,167,164)

See Notes to Financial Statements.

24

PGIM Jennison Growth Fund

Statement of Operations (unaudited) (continued)

Six Months Ended March 31, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,013,461	593,406	954,041	—	4,972	—	—
Shareholder servicing fees	—	—	—	—	1,989	11,011	—
Transfer agent’s fees and expenses	852,154	51,461	155,271	2,407,950	2,747	16,807	4,749
Registration fees	15,515	10,705	6,249	39,457	3,635	3,211	18,460
Fee waiver and/or expense reimbursement	—	—	—	—	(2,840)	(396)	—
Distribution fee waiver	—	—	(318,014)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund 25

PGIM Jennison Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2025	Year Ended September 30, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ (11,506,631)	$ (15,244,484)
Net realized gain (loss) on investment and foreign currency transactions	483,321,637	900,070,800
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(783,982,170)	1,729,737,055

Net increase (decrease) in net assets resulting from operations	(312,167,164)	2,614,563,371

Dividends and Distributions
Distributions from distributable earnings
Class A	(226,807,953)	(114,654,868)
Class C	(20,724,672)	(11,137,327)
Class R	(36,977,176)	(21,711,755)
Class Z	(420,063,365)	(198,178,551)
Class R2	(427,020)	(94,076)
Class R4	(2,265,696)	(1,079,211)
Class R6	(186,312,124)	(103,766,492)

	(893,578,006)	(450,622,280)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,049,448,299	1,664,578,905
Net asset value of shares issued in reinvestment of dividends and distributions	831,019,798	419,590,297
Cost of shares purchased	(1,544,807,642)	(1,942,017,969)

Net increase (decrease) in net assets from Fund share transactions	335,660,455	142,151,233

Total increase (decrease)	(870,084,715)	2,306,092,324

Net Assets:

Beginning of period	8,586,088,599	6,279,996,275

End of period	$7,716,003,884	$8,586,088,599

See Notes to Financial Statements.

26

PGIM Jennison Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$62.60		$47.30	$37.36	$64.97	$57.22	$39.94
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.23)	(0.14)	(0.27)	(0.40)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)		19.23	11.08	(18.61)	13.46	20.86
Total from investment operations	(1.72)		19.00	10.94	(18.88)	13.06	20.65
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$53.55		$62.60	$47.30	$37.36	$64.97	$57.22
Total Return(b):	(4.29)%		42.25%	29.95%	(34.17)%	24.17%	55.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,779,840		$1,970,456	$1,484,563	$1,277,205	$2,112,035	$1,816,527
Average net assets (000)	$2,014,493		$1,799,373	$1,411,274	$1,753,612	$2,031,924	$1,454,874
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96	%(d)	0.97%	1.01%	0.99%	0.97%	1.00%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.97%	1.01%	0.99%	0.97%	1.00%
Net investment income (loss)	(0.47	)%(d)	(0.40)%	(0.34)%	(0.53)%	(0.65)%	(0.46)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 27

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.69		$32.10	$25.84	$47.75	$43.62	$31.38
Income (loss) from investment operations:
Net investment income (loss)	(0.23)		(0.41)	(0.30)	(0.43)	(0.61)	(0.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.67)		12.70	7.56	(12.75)	10.05	16.00
Total from investment operations	(0.90)		12.29	7.26	(13.18)	9.44	15.61
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$32.46		$40.69	$32.10	$25.84	$47.75	$43.62
Total Return(b):	(4.63)%		41.28%	29.04%	(34.61)%	23.33%	54.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,524		$116,699	$99,389	$96,604	$175,778	$165,724
Average net assets (000)	$119,007		$112,049	$98,063	$140,735	$175,013	$135,568
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68	%(d)	1.68%	1.71%	1.68%	1.66%	1.68%
Expenses before waivers and/or expense reimbursement	1.68	%(d)	1.68%	1.71%	1.68%	1.66%	1.68%
Net investment income (loss)	(1.19	)%(d)	(1.12)%	(1.03)%	(1.22)%	(1.33)%	(1.13)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.64		$38.27	$30.48	$54.62	$48.99	$34.71
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.28)	(0.19)	(0.31)	(0.46)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.04)		15.35	8.98	(15.10)	11.40	17.90
Total from investment operations	(1.21)		15.07	8.79	(15.41)	10.94	17.65
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$41.10		$49.64	$38.27	$30.48	$54.62	$48.99
Total Return(b):	(4.38)%		41.93%	29.65%	(34.30)%	23.88%	54.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$226,046		$257,434	$229,496	$214,699	$340,339	$300,323
Average net assets (000)	$255,110		$253,753	$234,912	$285,127	$334,043	$278,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.20%	1.22%	1.21%	1.21%	1.21%
Expenses before waivers and/or expense reimbursement	1.45	%(d)	1.45%	1.47%	1.46%	1.46%	1.46%
Net investment income (loss)	(0.71	)%(d)	(0.64)%	(0.54)%	(0.75)%	(0.88)%	(0.66)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 29

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$71.84		$53.65	$42.12	$71.99	$62.71	$43.34
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.09)	(0.01)	(0.13)	(0.25)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.96)		21.98	12.54	(21.01)	14.84	22.81
Total from investment operations	(2.03)		21.89	12.53	(21.14)	14.59	22.74
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$62.48		$71.84	$53.65	$42.12	$71.99	$62.71
Total Return(b):	(4.16)%		42.66%	30.35%	(33.95)%	24.51%	55.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,822,418		$4,100,691	$2,937,775	$2,511,302	$4,578,256	$4,149,643
Average net assets (000)	$4,268,688		$3,644,718	$2,749,757	$3,714,344	$4,536,203	$3,436,278
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.69%	0.69%	0.69%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.69	%(d)	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	(0.20	)%(d)	(0.13)%	(0.02)%	(0.23)%	(0.36)%	(0.15)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$69.47		$52.18	$41.16	$70.81	$61.99	$43.05
Income (loss) from investment operations:
Net investment income (loss)	(0.20)		(0.35)	(0.16)	(0.35)	(0.52)	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.86)		21.34	12.18	(20.57)	14.65	22.58
Total from investment operations	(2.06)		20.99	12.02	(20.92)	14.13	22.31
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$60.08		$69.47	$52.18	$41.16	$70.81	$61.99
Total Return(b):	(4.35)%		42.05%	29.86%	(34.23)%	24.00%	55.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,176		$3,173	$1,267	$4,516	$6,175	$4,534
Average net assets (000)	$3,989		$2,137	$2,925	$5,804	$5,521	$3,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.24	%(d)	1.40%	1.34%	1.21%	1.24%	1.45%
Net investment income (loss)	(0.60	)%(d)	(0.55)%	(0.37)%	(0.63)%	(0.78)%	(0.56)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 31

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$70.98		$53.13	$41.78	$71.59	$62.48	$43.26
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.18)	(0.08)	(0.22)	(0.37)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.91)		21.73	12.43	(20.86)	14.79	22.74
Total from investment operations	(2.04)		21.55	12.35	(21.08)	14.42	22.59
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$61.61		$70.98	$53.13	$41.78	$71.59	$62.48
Total Return(b):	(4.23)%		42.42%	30.16%	(34.07)%	24.30%	55.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,059		$22,035	$15,780	$16,676	$27,267	$6,840
Average net assets (000)	$22,083		$19,336	$15,562	$22,892	$11,773	$4,883
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.86%	0.87%	0.88%	0.85%	1.12%
Net investment income (loss)	(0.36	)%(d)	(0.29)%	(0.17)%	(0.39)%	(0.52)%	(0.31)%
Portfolio turnover rate(e)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

PGIM Jennison Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,

	2025		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$72.46		$54.02	$42.36	$72.29	$62.87	$43.41
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)	0.04 (b)	(0.06)	(0.18)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.99)		22.15	12.62	(21.14)	14.91	22.85
Total from investment operations	(2.02)		22.14	12.66	(21.20)	14.73	22.83
Less Dividends and Distributions:
Distributions from net realized gains	(7.33)		(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of period	$63.11		$72.46	$54.02	$42.36	$72.29	$62.87
Total Return(c):	(4.09)%		42.84%	30.49%	(33.88)%	24.64%	55.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,760,942		$2,115,601	$1,511,727	$977,130	$1,223,868	$609,443
Average net assets (000)	$2,021,903		$1,895,990	$1,216,561	$1,183,306	$951,504	$427,945
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.58%	0.58%	0.58%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.58%	0.58%	0.58%	0.57%	0.58%
Net investment income (loss)	(0.09	)%(e)	(0.01)%	0.09%	(0.10)%	(0.26)%	(0.04)%
Portfolio turnover rate(f)	17%		37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 33

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

Fund	Investment Objective(s)

PGIM Jennison Focused Value Fund (“Jennison Focused Value”)	To achieve long-term growth of capital
PGIM Jennison Growth Fund (“Jennison Growth”)	To achieve long-term growth of capital

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

34

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

35

Notes to Financial Statements (unaudited) (continued)

fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of

36

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

37

Notes to Financial Statements (unaudited) (continued)

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

38

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Value	0.60% of average daily net assets up	0.60%
	to and including $300 million;
	0.575% of average daily net assets
	over $300 million.
Jennison Growth	0.60% of average daily net assets up	0.56
	to and including $300 million;
	0.575% on next $2.7 billion of
	average daily net assets
	0.55% on the average daily net assets
	over $3 billion

39

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through January 31, 2026, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Value - Class A	—%
Jennison Focused Value - Class C	—
Jennison Focused Value - Class R	1.53	*
Jennison Focused Value - Class Z	0.75
Jennison Focused Value - Class R6	0.75

Jennison Growth - Class A	—
Jennison Growth - Class C	—
Jennison Growth - Class R	—
Jennison Growth - Class Z	—
Jennison Growth - Class R2	1.10	*
Jennison Growth - Class R4	0.85	*
Jennison Growth - Class R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

40

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Growth Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Focused Value - Class A	0.30%	0.30%	N/A%
Jennison Focused Value - Class C	1.00	1.00	N/A
Jennison Focused Value - Class R	0.75	0.50	N/A
Jennison Focused Value - Class Z	N/A	N/A	N/A
Jennison Focused Value - Class R6	N/A	N/A	N/A
Jennison Growth - Class A	0.30	0.30	N/A
Jennison Growth - Class C	1.00	1.00	N/A
Jennison Growth - Class R	0.75	0.50	N/A
Jennison Growth - Class Z	N/A	N/A	N/A
Jennison Growth - Class R2	0.25	0.25	0.10
Jennison Growth - Class R4	N/A	N/A	0.10
Jennison Growth - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended March 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Value	$ 2,770
Jennison Growth	76,579

For the reporting period ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges

41

Notes to Financial Statements (unaudited) (continued)

(“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Value - Class A	$42,520	$291
Jennison Focused Value - Class C	—	627
Jennison Growth - Class A	484,879	2,431
Jennison Growth - Class C	—	4,052

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting

42

period ended March 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Focused Value	$89,874,065	$51,113,896

Jennison Growth	1,431,474,126	2,161,504,375

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2025, is presented as follows:

Jennison Focused Value:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wb)
$6,240,223	$ 68,337,108	$ 71,666,483	$—	$ —	$2,910,848	2,910,848	$164,238

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wb)
—	40,111,397	40,111,280	—	(117)	—	—	704	(2)
$6,240,223	$108,448,505	$111,777,763	$—	$(117)	$2,910,848		$164,942
Jennison Growth:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wb)
$45,164,368	$ 971,113,819	$ 938,639,641	$ —	$ —	$ 77,638,546	77,638,546	$1,229,790

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wb)
—	646,791,479	520,183,328	5,855	(5,084)	126,608,922	126,684,933	20,309	(2)
$45,164,368	$1,617,905,298	$1,458,822,969	$5,855	$(5,084)	$204,247,468		$1,250,099

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

43

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Value	$197,311,343	$ 70,546,334	$ (3,846,954)	$ 66,699,380
Jennison Growth	3,682,650,124	4,283,675,625	(239,617,977)	4,044,057,648

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Value	$ —	$—
Jennison Growth	3,419,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Focused Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Jennison Growth Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

44

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Focused Value - Class A	100,000,000
Jennison Focused Value - Class B	2,000,000
Jennison Focused Value - Class C	25,000,000
Jennison Focused Value - Class R	200,000,000
Jennison Focused Value - Class Z	325,000,000
Jennison Focused Value - Class T	50,000,000
Jennison Focused Value - Class R6	320,000,000
Jennison Growth - Class A	125,000,000
Jennison Growth - Class B	2,000,000
Jennison Growth - Class C	25,000,000
Jennison Growth - Class R	220,000,000
Jennison Growth - Class Z	825,000,000
Jennison Growth - Class T	50,000,000
Jennison Growth - Class R2	125,000,000
Jennison Growth - Class R4	250,000,000
Jennison Growth - Class R6	275,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Growth–Class Z	32,715	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Value	—	—%
Jennison Growth	—	—
Unaffiliated:
Jennison Focused Value	7	70.8
Jennison Growth	8	70.7

45

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Jennison Focused Value:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2025:

Shares sold	286,014	$5,944,438

Shares issued in reinvestment of dividends and distributions	746,119	15,220,822

Shares purchased	(501,063)	(10,452,902)

Net increase (decrease) in shares outstanding before conversion	531,070	10,712,358

Shares issued upon conversion from other share class(es)	15,249	318,718

Shares purchased upon conversion into other share class(es)	(17,477)	(362,017)

Net increase (decrease) in shares outstanding	528,842	$10,669,059

Year ended September 30, 2024:

Shares sold	273,417	$5,254,193

Shares issued in reinvestment of dividends and distributions	823,745	14,086,048

Shares purchased	(1,239,331)	(23,428,493)

Net increase (decrease) in shares outstanding before conversion	(142,169)	(4,088,252)

Shares issued upon conversion from other share class(es)	22,609	427,143

Shares purchased upon conversion into other share class(es)	(28,350)	(562,116)

Net increase (decrease) in shares outstanding	(147,910)	$(4,223,225)

Class C

Six months ended March 31, 2025:

Shares sold	41,526	$586,049

Shares issued in reinvestment of dividends and distributions	24,118	331,860

Shares purchased	(32,607)	(468,488)

Net increase (decrease) in shares outstanding before conversion	33,037	449,421

Shares purchased upon conversion into other share class(es)	(22,337)	(316,300)

Net increase (decrease) in shares outstanding	10,700	$133,121

Year ended September 30, 2024:

Shares sold	22,015	$305,910

Shares issued in reinvestment of dividends and distributions	30,858	371,534

Shares purchased	(55,791)	(750,375)

Net increase (decrease) in shares outstanding before conversion	(2,918)	(72,931)

Shares purchased upon conversion into other share class(es)	(31,616)	(421,347)

Net increase (decrease) in shares outstanding	(34,534)	$(494,278)

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Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Class R

Six months ended March 31, 2025:

Shares sold	438	$7,146

Shares issued in reinvestment of dividends and distributions	1,522	24,373

Shares purchased	(24)	(398)

Net increase (decrease) in shares outstanding	1,936	$31,121

Year ended September 30, 2024:

Shares sold	860	$13,073

Shares issued in reinvestment of dividends and distributions	1,917	26,344

Shares purchased	(5,082)	(80,398)

Net increase (decrease) in shares outstanding	(2,305)	$(40,981)

Class Z
Six months ended March 31, 2025:

Shares sold	2,184,111	$48,409,173

Shares issued in reinvestment of dividends and distributions	154,883	3,396,578

Shares purchased	(626,829)	(13,838,868)

Net increase (decrease) in shares outstanding before conversion	1,712,165	37,966,883

Shares issued upon conversion from other share class(es)	16,548	368,004

Shares purchased upon conversion into other share class(es)	(2,076)	(48,772)

Net increase (decrease) in shares outstanding	1,726,637	$38,286,115

Year ended September 30, 2024:

Shares sold	918,635	$18,906,601

Shares issued in reinvestment of dividends and distributions	118,137	2,158,355

Shares purchased	(581,911)	(12,232,344)

Net increase (decrease) in shares outstanding before conversion	454,861	8,832,612

Shares issued upon conversion from other share class(es)	21,145	445,078

Shares purchased upon conversion into other share class(es)	(1,013)	(21,869)

Net increase (decrease) in shares outstanding	474,993	$9,255,821

Class R6
Six months ended March 31, 2025:

Shares sold	160,962	$3,580,769

Shares issued in reinvestment of dividends and distributions	24,343	531,906

Shares purchased	(61,315)	(1,365,242)

Net increase (decrease) in shares outstanding before conversion	123,990	2,747,433

Shares issued upon conversion from other share class(es)	1,736	40,367

Net increase (decrease) in shares outstanding	125,726	$2,787,800

47

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2024:

Shares sold	115,565	$2,451,787

Shares issued in reinvestment of dividends and distributions	17,960	326,880

Shares purchased	(58,007)	(1,236,431)

Net increase (decrease) in shares outstanding before conversion	75,518	1,542,236

Shares issued upon conversion from other share class(es)	6,174	134,568

Shares purchased upon conversion into other share class(es)	(76)	(1,457)

Net increase (decrease) in shares outstanding	81,616	$1,675,347

Jennison Growth:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2025:

Shares sold	891,386	$54,564,200

Shares issued in reinvestment of dividends and distributions	3,553,987	219,885,187

Shares purchased	(2,639,818)	(161,502,982)

Net increase (decrease) in shares outstanding before conversion	1,805,555	112,946,405

Shares issued upon conversion from other share class(es)	139,773	8,604,532

Shares purchased upon conversion into other share class(es)	(186,137)	(11,475,046)

Net increase (decrease) in shares outstanding	1,759,191	$110,075,891

Year ended September 30, 2024:

Shares sold	1,904,689	$106,821,076

Shares issued in reinvestment of dividends and distributions	2,253,832	111,316,740

Shares purchased	(4,207,788)	(235,046,107)

Net increase (decrease) in shares outstanding before conversion	(49,267)	(16,908,291)

Shares issued upon conversion from other share class(es)	451,949	25,656,248

Shares purchased upon conversion into other share class(es)	(315,027)	(18,071,107)

Net increase (decrease) in shares outstanding	87,655	$(9,323,150)

Class C
Six months ended March 31, 2025:

Shares sold	222,632	$8,462,496

Shares issued in reinvestment of dividends and distributions	543,721	20,433,042

Shares purchased	(280,821)	(10,512,252)

Net increase (decrease) in shares outstanding before conversion	485,532	18,383,286

Shares purchased upon conversion into other share class(es)	(164,331)	(6,267,955)

Net increase (decrease) in shares outstanding	321,201	$12,115,331

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Jennison Growth (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2024:

Shares sold	457,183	$16,713,258

Shares issued in reinvestment of dividends and distributions	339,791	10,971,870

Shares purchased	(519,408)	(18,814,882)

Net increase (decrease) in shares outstanding before conversion	277,566	8,870,246

Shares purchased upon conversion into other share class(es)	(505,399)	(18,530,328)

Net increase (decrease) in shares outstanding	(227,833)	$(9,660,082)

Class R
Six months ended March 31, 2025:

Shares sold	315,886	$13,725,580

Shares issued in reinvestment of dividends and distributions	777,655	36,954,177

Shares purchased	(779,558)	(36,969,402)

Net increase (decrease) in shares outstanding	313,983	$13,710,355

Year ended September 30, 2024:

Shares sold	283,402	$13,078,142

Shares issued in reinvestment of dividends and distributions	553,072	21,702,547

Shares purchased	(1,646,534)	(74,174,611)

Net increase (decrease) in shares outstanding before conversion	(810,060)	(39,393,922)

Shares purchased upon conversion into other share class(es)	(677)	(28,605)

Net increase (decrease) in shares outstanding	(810,737)	$(39,422,527)

Class Z
Six months ended March 31, 2025:

Shares sold	8,974,943	$656,392,198

Shares issued in reinvestment of dividends and distributions	5,473,458	394,745,784

Shares purchased	(10,356,591)	(747,804,166)

Net increase (decrease) in shares outstanding before conversion	4,091,810	303,333,816

Shares issued upon conversion from other share class(es)	171,013	12,230,743

Shares purchased upon conversion into other share class(es)	(164,884)	(11,975,822)

Net increase (decrease) in shares outstanding	4,097,939	$303,588,737

Year ended September 30, 2024:

Shares sold	17,092,087	$1,107,801,204

Shares issued in reinvestment of dividends and distributions	3,281,810	185,619,154

Shares purchased	(17,958,062)	(1,152,058,409)

Net increase (decrease) in shares outstanding before conversion	2,415,835	141,361,949

Shares issued upon conversion from other share class(es)	236,527	15,357,463

Shares purchased upon conversion into other share class(es)	(331,706)	(22,279,687)

Net increase (decrease) in shares outstanding	2,320,656	$134,439,725

49

Notes to Financial Statements (unaudited) (continued)

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Class R2
Six months ended March 31, 2025:

Shares sold	20,280	$1,469,414

Shares issued in reinvestment of dividends and distributions	6,149	427,020

Shares purchased	(2,592)	(180,318)

Net increase (decrease) in shares outstanding	23,837	$1,716,116

Year ended September 30, 2024:

Shares sold	25,720	$1,682,364

Shares issued in reinvestment of dividends and distributions	1,715	94,076

Shares purchased	(6,042)	(379,864)

Net increase (decrease) in shares outstanding	21,393	$1,396,576

Class R4
Six months ended March 31, 2025:

Shares sold	11,360	$804,648

Shares issued in reinvestment of dividends and distributions	31,844	2,265,696

Shares purchased	(44,267)	(3,113,328)

Net increase (decrease) in shares outstanding	(1,063)	$(42,984)

Year ended September 30, 2024:

Shares sold	27,411	$1,788,027

Shares issued in reinvestment of dividends and distributions	19,285	1,079,211

Shares purchased	(33,285)	(2,075,698)

Net increase (decrease) in shares outstanding	13,411	$791,540

Class R6
Six months ended March 31, 2025:

Shares sold	4,338,890	$314,029,763

Shares issued in reinvestment of dividends and distributions	2,146,216	156,308,892

Shares purchased	(7,900,117)	(584,725,194)

Net increase (decrease) in shares outstanding before conversion	(1,415,011)	(114,386,539)

Shares issued upon conversion from other share class(es)	135,629	9,983,054

Shares purchased upon conversion into other share class(es)	(15,065)	(1,099,506)

Net increase (decrease) in shares outstanding	(1,294,447)	$(105,502,991)

50

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2024:

Shares sold	6,500,826	$416,694,834

Shares issued in reinvestment of dividends and distributions	1,558,286	88,806,699

Shares purchased	(7,108,239)	(459,468,398)

Net increase (decrease) in shares outstanding before conversion	950,873	46,033,135

Shares issued upon conversion from other share class(es)	264,231	17,978,321

Shares purchased upon conversion into other share class(es)	(1,168)	(82,305)

Net increase (decrease) in shares outstanding	1,213,936	$63,929,151

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 – 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended March 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at March 31, 2025
Jennison Growth	$6,149,667	5.61%	6	$7,189,000	$—

51

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Value	Jennison Growth
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	–	X
Increase in Expenses	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Sector Exposure	X	X
Value Style	X	–

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

52

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

53

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

54

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

55

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies -None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2025